------------------------------------------------------------------------------
COMBINED PROSPECTUS                                          NOVEMBER 20, 1996
                            DREYFUS CASH MANAGEMENT
                      DREYFUS GOVERNMENT CASH MANAGEMENT
                    DREYFUS TREASURY PRIME CASH MANAGEMENT
                    DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                      DREYFUS TAX EXEMPT CASH MANAGEMENT
                            [INSTITUTIONAL SHARES]
------------------------------------------------------------------------------

        DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY PRIME CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS TAX EXEMPT CASH MANAGEMENT (EACH, A "FUND" AND COLLECTIVELY, THE "FUNDS") ARE OPEN-END, DIVERSIFIED, MANAGEMENT INVESTMENT COMPANIES, KNOWN AS MONEY MARKET MUTUAL FUNDS. EACH FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY AND, IN THE CASE OF DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL INCOME TAX.
        THE FUNDS ARE DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.
        BY THIS PROSPECTUS, EACH FUND IS OFFERING INSTITUTIONAL SHARES. INVESTORS CAN INVEST, REINVEST OR REDEEM INSTITUTIONAL SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY A FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUNDS PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.
        THE DREYFUS CORPORATION SERVES AS EACH FUND'S INVESTMENT ADVISER.
        AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

        EACH FUND IS A SEPARATE ENTITY WITH A SEPARATE PORTFOLIO. THE OPERATIONS AND RESULTS OF ONE FUND ARE UNRELATED TO THOSE OF EACH OTHER FUND. THIS COMBINED PROSPECTUS HAS BEEN PREPARED FOR INVESTORS' CONVENIENCE TO PROVIDE INVESTORS THE OPPORTUNITY TO CONSIDER FIVE INVESTMENT CHOICES IN ONE DOCUMENT.
        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT EACH FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

        A STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 20, 1996, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUNDS. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO A FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-554-4611. WHEN TELEPHONING, ASK FOR OPERATOR 144.

        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                                 TABLE OF CONTENTS
                                                                          Page

Annual Fund Operating Expenses..................................            3
Condensed Financial Information.................................            4
Yield Information...............................................            7
Description of the Funds........................................            7
Management of the Funds.........................................            9
How to Buy Shares...............................................            10
Shareholder Services............................................            12
How to Redeem Shares............................................            12
Shareholder Services Plan.......................................            13
Dividends, Distributions and Taxes..............................            13
General Information.............................................            15
Appendix........................................................            17


                                     Page 2

                          ANNUAL FUND OPERATING EXPENSES
                  (as a percentage of average daily net assets)

                                                                                                          INSTITUTIONAL
                                                                                                              SHARES


    Management Fees............................................................                              .20%
    12b-1 Fees.................................................................                               None
    Total Fund Operating Expenses..............................................                              .20%
EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                          INSTITUTIONAL
                                                                                                              SHARES
                                  1 YEAR.......................................                                $  2
                                  3 YEARS......................................                                $  6
                                  5 YEARS .....................................                                $11
                                  10 YEARS.....................................                                $26

------------------------------------------------------------------------------
        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
------------------------------------------------------------------------------

        The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by each Fund's Institutional Shares, the payment of which will reduce investors' annual return. As to each Fund's Institutional Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowing and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets. Institutions and certain Service Agents (as defined below) effecting transactions in Institutional Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Funds," "How to Buy Shares" and "Shareholder Services Plan."

                                     Page 3

                     CONDENSED FINANCIAL INFORMATION

        The information in the following tables has been audited (except where noted) by Ernst & Young LLP, each Fund's independent auditors. Further financial data, related notes, and report of independent auditors for each Fund accompany the Statement of Additional Information, available upon request.

                            FINANCIAL HIGHLIGHTS

        Contained below for each Fund is per share operating performance data for an Institutional Share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the relevant Fund's financial statements.





                                                                       DREYFUS CASH MANAGEMENT
              -------------------------------------------------------------------------------------------------------------------
                                                           FISCAL YEAR ENDED JANUARY 31,                          SIX MONTHS ENDED
              -------------------------------------------------------------------------------------------------------------------
                                                                                                                     July 31, 1996
              1987       1988       1989       1990       1991       1992       1993       1994       1995   1996     (Unaudited)
              ------     ------     ------     ------     ------     ------     ------     ------    ------  ------  -------------
PER SHARE DATA:
Net asset value,
beginning of
period        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00     $1.00   $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT
OPERATIONS:
Investment
income-net     .065       .066       .076       .091       .080       .058       .036       .031      .042    .059        .026
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTION:
Dividends from
investment
income-net    (.065)     (.066)     (.076)     (.091)     (.080)     (.058)     (.036)     (.031)... (.042)  (.059)      (.026)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of year
period        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00.....  $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       =====
TOTAL INVESTMENT
RETURN.        6.75%      6.77%      7.84%      9.44%      8.31%      5.96%      3.68%      3.15%      4.28%  6.03%       5.29%(1)
RATIOS/SUPPLEMENTAL
 DATA:
Ratio of
expenses to
average net
assets..        .20%       .20%       .20%      .20%        .20%       .20%       .20%       .20%       .20%   .20%        .20%(1)
Ratio of net
investment
income to
average
net assets..   6.44%      6.60%      7.42%      9.03%      7.99%      5.78%      3.60%      3.11%      4.08%  5.86%        5.23%(1)
Decrease
reflected
in above
expense
ratios due to
undertaking by
The Dreyfus
Corporation     .03%       .03%       .03%       .02%       .02%       .03%       .04%       .03%       --     --            --
Net Assets,
end of period
(000's
omitted).$1,849,044 $3,320,959 $2,245,703 $3,373,940 $5,041,688 $6,508,999.$5,475,181 $2,894,853 $1,817,166 $2,442,647 $2,215,074
(1)Annualized.

                                   Page 4



                                                       DREYFUS GOVERNMENT CASH MANAGEMENT
              -------------------------------------------------------------------------------------------------------------------
                                                           FISCAL YEAR ENDED JANUARY 31,                       SIX MONTHS ENDED
              -------------------------------------------------------------------------------------------------------------------
                                                                                                                     July 31, 1996
              1987       1988       1989       1990       1991       1992       1993       1994       1995   1996     (Unaudited)
              ------     ------     ------     ------     ------     ------     ------     ------    ------  ------  -------------
PER SHARE DATA:
Net asset value,
 beginning
of period     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT
OPERATIONS:
Investment
income-net     .065       .064       .074       .089       .079       .058       .037       .031       .041   .059..     ..026
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTIONS:
Dividends from
investment
income-net.   (.065)     (.064)     (.074)     (.089)     (.079)     (.058)     (.037)     (.031)     (.041) (.059)      (.026)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of period $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00.....  $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       =====
TOTAL INVESTMENT
RETURN         6.69%      6.63%      7.65%      9.25%      8.15%      5.97%      3.76%      3.12%      4.21%  6.01%       5.29%(1)
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
average net
assets..        .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%   .20%        .20%(1)
Ratio of net
investment
income to
average net
assets..       6.39%      6.48%      7.38%      8.84%      7.82%      5.67%      3.61%      3.08%      4.04%  5.83%       5.23%(1)
Decrease reflected
in above expense
ratios due to
undertaking by
The Dreyfus
Corporation     .05%       .04%      .04%        .05%       .04%       .04%       .05%       .03%.       --     --          --
Net Assets,
end of period
(000's
omitted)..$952,688 $1,325,992 $1,231,361 $1,590,159 $2,171,778 $4,750,205.$10,229,838 $4,515,946 $2,796,646 $4,777,903 $4,407,051
(1)Annualized.





                                               DREYFUS TREASURY PRIME CASH MANAGEMENT*
              -------------------------------------------------------------------------------------------------------------------
                                                            FISCAL YEAR ENDED FEBRUARY 28/29,                   SIX MONTHS ENDED
              ---------------------------------------------------------------------------------------------
                                                                                                                 August 31, 1996
                        1989(1)     1990       1991       1992       1993       1994       1995       1996          (Unaudited)
                        -------    -------    -------    -------    -------    -------    -------    -------      ---------------
PER SHARE DATA:
Net asset value,
beginning of period      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Investment Operations:
Investment income--net ....015       .083       .076       .055       .035       .030       .043       .055             .024
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Distributions:
Dividends from
investment income--net   (.015)     (.083)     (.076)     (.055)     (.035)     (.030)     (.043)     (.055)           (.024)
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Net asset value,
 end of period......     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                          =====      =====      =====      =====      =====      =====      =====      =====            =====
total investment
return............     8.44%(2)      8.67%      7.82%      5.67%      3.55%      3.02%      4.39%      5.65%            5.08%
ratios/supplemental data:
Ratio of expenses to
average net assets      .20%(2)       .20%       .20%       .20%       .20%       .20%       .20%       .20%             .20%
Ratio of net investment
income to average
net assets             8.42%(2)      8.20%      7.39%      5.35%      3.45%      2.99%      4.26%      5.53%....        5.03%
Decrease reflected
in above expense
ratios due to an
undertaking by The
Dreyfus Corporation     .30%(2)       .10%      .05%        .05%       .04%       .02%        --         --               --
Net Assets, end
 of period
(000's omitted)       $122,032   $409,870 $1,915,877 $4,435,718 $5,001,499.$4,442,145 $3,342,392 $2,904,121       $3,037,059
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1) From December 27, 1988 (commencement of operations) to February 28, 1989.
(2) Annualized.




                                   Page 5


                                                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS*
                                              ----------------------------------------------------------------------------------
                                                   FISCAL YEAR ENDED DECEMBER 31,    SIX MONTHS ENDED
                                              ----------------------------------------------------------
                                              1990(1)    1991       1992       1993       1994       1995         June 30, 1996
                                                                                                                   (Unaudited)
                                              -------    -------    -------    -------    -------    -------     ---------------
PER SHARE DATA:
  Net asset value, beginning of period......   $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                                               -----      -----      -----      -----      -----      -----            -----
  Investment Operations:
  Investment income-net..............           .013       .047       .031       .024       .027       .038             .017
                                               -----      -----      -----      -----      -----      -----            -----
  Distributions:
  Dividends from investment income-net........ (.013)     (.047)     (.031)     (.024)     (.027)     (.038)           (.017)
                                               -----      -----      -----      -----      -----      -----            -----
  Net asset value, end of period...............$1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                                               =====      =====      =====      =====      =====      =====            =====
TOTAL INVESTMENT RETURN.................     5.90%(2)      4.75%      3.16%      2.44%      2.76%      3.85%         3.39%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets..     .20%(2)       .20%       .20%       .20%      .20%        .20%         .20%(2)
Ratio of net investment income to
average net assets......................     6.55%(2)      4.54%      3.04%      2.40%      2.62%      3.78%        3.37%(2)
Decrease reflected in above
expense ratios due
to undertaking by The Dreyfus Corporation
(limited to the expense limitation
provision of the Management Agreement)....   2.30%(2)       .33%       .10%       .07%       ._          ._              --
Net Assets, end of period (000's omitted)..  $22,911   $151,085   $259,416   $364,584   $192,710...$194,088         $170,483
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1)    From October 15, 1990 (commencement of operations) to December 31, 1990.
(2)    Annualized.


                                         DREYFUS TAX EXEMPT CASH MANAGEMENT
              -------------------------------------------------------------------------------------------------------------------

                                                  FISCAL YEAR ENDED JANUARY 31,                                  SIX MONTHS ENDED
              ---------------------------------------------------------------------------------------------
              1987      1988       1989       1990       1991       1992        1993       1994      1995    1996  July 31, 1996
                                                                                                                      (Unaudited)
              -------   -------    -------    -------    -------    -------    -------   -------   ------- -------  --------------
PER SHARE DATA:
Net asset
value, beginning
of period     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT OPERATIONS:
Investment
income-net     .045       .044       .052       .062       .057       .042       .028       .023       .028   .037.....   .016
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTIONS:
Dividends from investment
income-net....(.045)    (.044)      (.052)     (.062)     (.057)     (.042)     (.028)     (.023)     (.028) (.037)      (.016)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of period $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00..$1.00       $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       -----
TOTAL INVESTMENT
RETURN.        4.58%      4.52%      5.27%      6.35%      5.85%      4.25%      2.83%      2.29%      2.83%  3.72%     3.21%(1)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses
to average
net assets..    .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%   .20%      .20%(1)
Ratio of net
investment
income to
average net
assets..       4.38%      4.41%      5.20%      6.15%      5.70%      4.16%      2.77%      2.26%      2.73%  3.64%     3.19%(1)
Decrease reflected
in above expense
ratios due to
undertaking by
The Dreyfus
Corporation     .04%       .03%       .03%       .04%       .03%       .05%       .04%       .04%        --      --      --
Net Assets,
end of period
(000's
omitted)...$839,388 $1,029,739 $1,006,193 $1,147,753 $1,905,522 $1,668,671.$1,838,786 $1,739,787 $1,299,301 $1,366,497 $1,229,499
(1)Annualized.

                                   Page 6

                             YIELD INFORMATION
        From time to time, each Fund advertises the yield and effective yield of its Institutional Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Institutional Shares of the Fund refers to the income generated by an investment in Institutional Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Institutional Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A Fund's yield and effective yield for Institutional Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Funds."
        Yield information is useful in reviewing the performance of a Fund's Institutional Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
        As to Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, tax equivalent yield is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to a stated yield or effective yield calculated as described above.
        Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications.
                         DESCRIPTION OF THE FUNDS
GENERAL

        WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.

INVESTMENT OBJECTIVE

        The investment objective of each Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax. Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. There can be no assurance that a Fund's investment objective will be achieved. Each Fund pursues its investment objective in the manner described below. Securities in which a Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.

MANAGEMENT POLICIES
        Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940
Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.

        In accordance with Rule 2a-7, each Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board to present minimal credit risks and, in the case of Dreyfus Cash Management, Dreyfus Municipal Cash
Management Plus, and Dreyfus Tax Exempt Cash Management, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. Moreover, Dreyfus Cash Management will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Board. The nationally recognized statistical rating organizations currently rating instruments of the type

                    Page 7

Dreyfus Cash Management, Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P. ("Fitch"), IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc. and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional
Information. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.
DREYFUS CASH MANAGEMENT -- The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks or London branches of domestic banks, repurchase agreements, and high grade commercial paper and other short-term corporate obligations. During normal market conditions, the Fund will invest at least 25% of its assets in bank obligations. See "Investment Considerations and Risks" below and "Appendix--Certain Portfolio Securities."
DREYFUS GOVERNMENT CASH MANAGEMENT -- The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements in respect of these securities. See "Appendix--Certain Portfolio Securities." In addition, the
Fund is permitted to lend portfolio securities to the extent described under "Appendix--Investment Techniques_Lending Portfolio Securities."
DREYFUS TREASURY PRIME CASH MANAGEMENT -- The Fund invests only in securities issued and guaranteed as to principal and interest by the U.S. Government.
These securities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. See "Appendix--Certain Portfolio Securities." The Fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the Federal government or any other type of money market instrument or security.
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS -- The Fund invests at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United
States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. Municipal Obligations bear fixed, floating or variable rates of interest. See "Appendix--Certain Portfolio Securities."
        From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on Municipal Obligations (including certain industrial development bonds) which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), issued after August 7, 1986, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. The Fund may invest without limitation in such Municipal Obligations if The Dreyfus Corporation determines that their purchase is consistent with the Fund's investment objectives.
        From time to time, on a temporary basis other than for temporary purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable money market instruments ("Taxable Investments") of the quality described under "Appendix--Certain Portfolio Securities_Taxable Investments."
DREYFUS TAX EXEMPT CASH MANAGEMENT -- The Fund's management policies are identical to those of Dreyfus Municipal Cash Management Plus, except that the Fund will invest no more than 20% of the value of its net assets in Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax and, except for temporary defensive purposes, in other investments subject to Federal income tax.
INVESTMENT CONSIDERATIONS AND RISKS
GENERAL -- Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since each Fund usually will not pay brokerage commissions when it purchases short-term debt obligations, including U.S. Government securities. The value of the portfolio securities held by each Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a secu-
                        Page 8
rity was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

BANK SECURITIES (DREYFUS CASH MANAGEMENT) -- To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.
        Since the Fund's portfolio may contain securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of United Kingdom withholding taxes on interest income payable on the securities, establishment of exchange controls, or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.
INVESTING IN MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, each of these Funds may be subject to greater risk as compared to a fund that does not follow this practice.
          Certain municipal lease/purchase obligations in which each of these Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, The Dreyfus Corporation will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.
          Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in either of these Funds. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by these Funds so as to adversely affect Fund shareholders, each Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.
SIMULTANEOUS INVESTMENTS -- Investment decisions for each Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

                            MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER -- The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as each Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1996, The Dreyfus Corporation managed or administered approximately $81 billion in assets for more than 1.7 million investor accounts nationwide.
                      Page 9
        The Dreyfus Corporation supervises and assists in the overall management of each Fund's affairs under a separate Management Agreement with each Fund, subject to the authority of the Fund's Board in accordance with Massachusetts law.

        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $220 billion in assets as of June 30, 1996, including approximately $83 billion in proprietary mutual fund assets. As of June 30, 1996, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $876 billion in assets, including approximately $57 billion in mutual fund assets.
        For each Fund's most recent fiscal year end, each Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of such Fund's average daily net assets.
        As to each Fund's Institutional Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets. No Fund will reimburse The Dreyfus Corporation for any amounts it may bear.
        In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, The Dreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of a Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for a Fund. See "Portfolio Transactions" in the Statement of Additional Information.
        The Dreyfus Corporation may pay the Funds' distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The Funds' distributor may use part or all of such payments to pay Service Agents in respect of these services.

DISTRIBUTOR -- The Funds' distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc. TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is each Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles, California 90017, is Sub-custodian (the "Sub-custodian") as to Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management.
                               HOW TO BUY SHARES
GENERAL

        The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Institutional Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
        The minimum initial investment to purchase Institutional Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund, Dreyfus Cash Management Plus, Inc., Dreyfus Institutional Short Term Treasury Fund, Dreyfus New York Municipal Cash Management, and Dreyfus Treasury Cash Management; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among

                      Page 10

any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.
        Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases of Institutional Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.
        Institutional Shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their computer facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
        Institutional Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal
Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
        Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 5:00 p.m., New York time/2:00 p.m., California time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management only, the New York Stock Exchange or the Transfer Agent, is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.

        Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian or received in Federal Funds by 12:00 Noon, California time, by the Sub-custodian, will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian, or received in Federal Funds after 12:00 Noon, California time, by the Sub-custodian, will begin to accrue dividends on the following business day.

        A telephone order placed to Dreyfus Institutional Services Division in New York will become effective at the price determined at 5:00 p.m., New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 5:00 p.m., New York time, and Federal Funds are received by the Custodian by 6:00 p.m., New York time, on that day. A telephone order placed to Dreyfus Institutional Services Division in California will become effective at the price determined at 2:00 p.m., California time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, California time, and Federal Funds are received by the Sub-custodian by 4:00 p.m., California time, on that day.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 12:00 Noon, New York time, on each day the New York Stock Exchange is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian will begin to accrue dividends on the following business day.

                         Page 11

          A telephone order placed to Dreyfus Institutional Services Division will become effective at the price determined at 12:00 Noon, New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, New York time, and Federal Funds are received by the Custodian by 4:00 p.m., New York time, on that day.

                              SHAREHOLDER SERVICES

FUND EXCHANGES -- An investor may purchase, in exchange for Institutional Shares of a Fund, Institutional Shares of another Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus Institutional Short Term Treasury Fund,
Dreyfus New York Municipal Cash Management, or Dreyfus Treasury Cash Management, which have different investment objectives or management policies that may be of interest to investors. Upon an exchange into a new account the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone Exchange Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Computer Facilities and the dividend/capital gain distribution option selected by the investor.
        To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares_Procedures." Before any exchange into a fund offered by another prospectus, the investor must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling one of the telephone numbers listed under "General Information" in this Prospectus.
Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal fee in accordance with rules promulgated by the Securities and Exchange Commission. Each Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."
        An investor who wishes to redeem Institutional Shares and purchase shares of another class of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.
DREYFUS AUTO-EXCHANGE PRIVILEGE -- Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Institutional Shares of a Fund, in Institutional
Shares of any other Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus Institutional Short Term Treasury Fund, Dreyfus New York Municipal Cash Management, or Dreyfus Treasury Cash Management, if the investor is a shareholder in such fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. Each Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information." See "Dividends, Distributions and Taxes."
                             HOW TO REDEEM SHARES

GENERAL
        Investors may request redemption of Institutional Shares at any time and the shares will be redeemed at the next determined net asset value.

        None of the Funds impose charges when Institutional Shares are redeemed. Service Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the respective Fund's then-current net asset value.

        Each Fund ordinarily will make payment for all Institutional Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.
                 Page 12

DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division in New York by 5:00 p.m., New York time, or in Los Angeles by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division in New York or Los Angeles, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division by 12:00 Noon, New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.
PROCEDURES
        Investors may redeem Institutional Shares by wire or telephone, or through compatible computer facilities as described below.
        If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Each Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
        During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Institutional Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE -- Investors may redeem Institutional Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Institutional Shares by telephone by calling one of the telephone numbers listed under "General Information." Each Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or a Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE COMPUTER FACILITIES -- Each Fund makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their computer facilities are compatible and to receive instructions for redeeming Institutional Shares in this manner.
                         SHAREHOLDER SERVICES PLAN

        Each Fund's Institutional Shares are subject to a separate Shareholder Services Plan pursuant to which each Fund has agreed to reimburse Dreyfus Service Corporation an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services to, and/or maintaining accounts of, holders of Institutional Shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Dreyfus Corporation, and not the Fund, currently reimburses Dreyfus Service Corporation for any such allocated expenses with respect to Institutional Shares. See "Management of the Funds."

                    DIVIDENDS, DISTRIBUTIONS AND TAXES

        Ordinarily, dividends are declared from net investment income on each day the New York Stock Exchange or the Transfer Agent, as to Dreyfus Cash Management, or the New York Stock Exchange only, as to Dreyfus Government

Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management, is open for business. Institutional Shares begin earning income dividends on the day the purchase order is effective. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Institutional Shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all Institutional Shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional Institutional Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.
        Dividends paid by Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management derived from net investment income and dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management derived from Taxable Investments, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, are taxable as ordinary income, whether received in cash or reinvested in Institutional Shares, if the beneficial holder of shares is a citizen or resident of the United States. No dividend paid by a Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%.

        Except for dividends from Taxable Investments, it is anticipated that substantially all dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management will not be subject to Federal income tax. Dividends and distributions may be subject to certain state and local taxes. Although all or a substantial portion of the dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management may be excluded by the beneficial holders of Fund shares from their gross income for Federal income tax purposes, each of these Funds may purchase specified private activity bonds, the interest from which may be (i) a preference item for purposes of the alternative minimum tax, (ii) a component of the "adjusted current earnings" preference item for purposes of the corporate alternative minimum tax as well as a component in computing the corporate environmental tax or (iii) a factor in determining the extent to which the Social Security benefits of a beneficial holder of Fund shares are taxable.
If either of these Funds purchases such securities, the portion of the Fund's dividends related thereto will not necessarily be tax exempt to a beneficial holder of Fund shares who is subject to the alternative minimum tax and/or tax on Social Security benefits and may cause a beneficial holder of Fund shares to be subject to such taxes.
        Dividends paid by Dreyfus Government Cash Management and Dreyfus Treasury Prime Cash Management derived from net investment income attributable to interest from direct obligations of the United States currently are not subject to state personal income tax. Dividends paid by these Funds may be subject to state and local corporate income and/or franchise taxes. In addition, in certain jurisdictions, Fund shareholders may be subject to state and local taxes with respect to ownership of Fund shares or distributions from the Fund. Each of these Funds intends to provide shareholders with a statement which sets forth the percentage of dividends paid by the Fund which are attributable to interest income from direct obligations of the United States.
        Taxable dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.
        Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year. For Dreyfus Municipal Cash Management Plus and Dreyfus
Tax Exempt Cash Management, these statements will set forth the dollar amount of income exempt from Federal tax and the dollar amount, if any, subject to Federal tax. These dollar amounts will vary depending on the size and length of time of the investor's investment in the Fund. If Dreyfus Municipal Cash Management Plus or Dreyfus Tax Exempt Cash Management pays dividends derived from taxable income, it intends to designate as taxable the same percentage of the day's dividend as the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.
        The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.

        Federal regulations generally require each Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of taxable dividends and distributions from net realized securities gains of the Fund paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

        Management believes that each Fund has qualified for its respective fiscal year as a "regulated investment company" under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

        Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
                              GENERAL INFORMATION

        Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Tax Exempt Cash Management were incorporated under Maryland law on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March, 1985. On May 22, 1987, each of these Funds was reorganized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Dreyfus Municipal Cash Management Plus and Dreyfus Treasury Prime Cash Management each are organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a separate Agreement and Declaration of Trust dated September 12, 1990 and February 16, 1987, and commenced operations on October 15, 1990 and December 27, 1988, respectively. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Each Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class except as otherwise required by law or with respect to any matter which affects only one class.

        Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of a Fund. However, each Fund's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund. As described under "Management of the Funds" in the Statement of Additional Information, ordinarily, none of the Funds will hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Board members.

        The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.


        Investor inquiries may be made by writing to a Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Institutional Shares should call toll free 1-800-554-4611.

        The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, each Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of a Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Funds do not expect that their respective shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

        Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in this Prospectus about another Fund. Each Fund's Board has considered this factor in approving the use of this combined Prospectus.
                                     Page 16

                                     APPENDIX
INVESTMENT TECHNIQUES
BORROWING MONEY -- Each Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser or cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.
LENDING PORTFOLIO SECURITIES (DREYFUS GOVERNMENT CASH MANAGEMENT) -- The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 20% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or U.S. Treasury securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

FORWARD COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase Municipal Obligations and other securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.

CERTAIN PORTFOLIO SECURITIES
U.S. TREASURY SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT) -- Each of these Funds may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes, and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.
U.S. GOVERNMENT SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

BANK OBLIGATIONS (DREYFUS CASH MANAGEMENT) -- The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, London branches of domestic banks and other banking institutions. With respect to such securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Funds -- Investment Considerations and Risks -- Bank Securities."
                       Page 17


        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

COMMERCIAL PAPER (DREYFUS CASH MANAGEMENT) -- Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).
MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.
CERTAIN TAX EXEMPT OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.
TAX EXEMPT PARTICIPATION INTERESTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation.
These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated or has been given a rating below that which otherwise is permissible for purchase by the Fund, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets the prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

                     Page 18

STAND-BY COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. These Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and neither Fund intends to exercise its rights thereunder for trading purposes. These Funds may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.
TAXABLE INVESTMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- To the extent set forth in this Prospectus, each of these Funds may invest in Taxable Investments consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. See "Certain Portfolio Securities" above and "Investment Objective and Management Policies -- Portfolio Securities" in the Statement of Additional Information for more information on Taxable Investments. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax Exempt Cash Management, in Municipal Obligations the interest of which gives rise to a preference item for the purpose of the alternative minimum tax. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, neither of these Funds anticipate that more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

ILLIQUID SECURITIES -- Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, each Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of such Fund's net assets could be adversely affected.

        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN EACH FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF SUCH FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                     Page 19


Registration Mark

COMBINED
PROSPECTUS
FOR
Dreyfus
Cash Management
Dreyfus Government
Cash Management
Dreyfus
Treasury Prime
Cash Management
Dreyfus
Municipal Cash Management Plus
Dreyfus
Tax Exempt
Cash Management
[INSTITUTIONAL SHARES]

Copy Rights 1996 Dreyfus Service Corporation
                                          CMGT/p112096ist


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COMBINED PROSPECTUS                                          NOVEMBER 20, 1996
                             DREYFUS CASH MANAGEMENT
                       DREYFUS GOVERNMENT CASH MANAGEMENT
                     DREYFUS TREASURY PRIME CASH MANAGEMENT
                     DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                       DREYFUS TAX EXEMPT CASH MANAGEMENT
                             [ADMINISTRATIVE SHARES]
------------------------------------------------------------------------------

        DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY PRIME CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS TAX EXEMPT CASH MANAGEMENT (EACH, A "FUND" AND COLLECTIVELY, THE "FUNDS") ARE OPEN-END, DIVERSIFIED, MANAGEMENT INVESTMENT COMPANIES, KNOWN AS MONEY MARKET MUTUAL FUNDS. EACH FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY AND, IN THE CASE OF DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL INCOME TAX.

        THE FUNDS ARE DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.

        BY THIS PROSPECTUS, EACH FUND IS OFFERING ADMINISTRATIVE SHARES. ADMINISTRATIVE SHARES BEAR CERTAIN COSTS PURSUANT TO A SERVICE PLAN ADOPTED IN ACCORDANCE WITH RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. INVESTORS CAN INVEST, REINVEST OR REDEEM ADMINISTRATIVE SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY A FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUNDS PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.

        THE DREYFUS CORPORATION SERVES AS EACH FUND'S INVESTMENT ADVISER. AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE
U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

        EACH FUND IS A SEPARATE ENTITY WITH A SEPARATE PORTFOLIO. THE OPERATIONS AND RESULTS OF ONE FUND ARE UNRELATED TO THOSE OF EACH OTHER FUND. THIS COMBINED PROSPECTUS HAS BEEN PREPARED FOR INVESTORS' CONVENIENCE TO PROVIDE INVESTORS THE OPPORTUNITY TO CONSIDER FIVE INVESTMENT CHOICES IN ONE DOCUMENT.

        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT EACH FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

        A STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 20, 1996, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUNDS. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO A FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-554-4611. WHEN TELEPHONING, ASK FOR OPERATOR 144.
        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
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                             TABLE OF CONTENTS
                                                                          Page

Annual Fund Operating Expenses..................................            3
Condensed Financial Information.................................            4
Yield Information...............................................            7
Description of the Funds........................................            7
Management of the Funds.........................................            9
How to Buy Shares...............................................            10
Shareholder Services............................................            12
How to Redeem Shares............................................            12
Service Plan....................................................            13
Dividends, Distributions and Taxes..............................            14
General Information.............................................            15
Appendix........................................................            17

                                   Page 2

                       ANNUAL FUND OPERATING EXPENSES
               (as a percentage of average daily net assets)




                                                                                                          ADMINISTRATIVE
                                                                                                              SHARES


    Management Fees............................................................                              .20%
    12b-1 Fees (distribution and servicing)....................................                              .10%
    Total Fund Operating Expenses..............................................                              .30%

EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                          ADMINISTRATIVE
                                                                                                              SHARES
                                  1 YEAR.......................................                                $ 3
                                  3 YEARS......................................                                $10
                                  5 YEARS .....................................                                $17
                                  10 YEARS.....................................                                $38

------------------------------------------------------------------------------
        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
------------------------------------------------------------------------------

        The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by each Fund's Administrative Shares, the payment of which will reduce investors' annual return. As to each Fund's Administrative Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowing and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .10 of 1% of the value of the Fund's average daily net assets attributable to Administrative Shares. Institutions and certain Service Agents (as defined below) effecting transactions in Administrative Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Funds," "How to Buy Shares" and "Service Plan."

                                   Page 3

                        CONDENSED FINANCIAL INFORMATION

        The information in the following tables pertains to the Funds' Institutional Shares, which are not offered pursuant to this Prospectus, and h as been audited (except where noted) by Ernst & Young LLP, each Fund's independent auditors, whose reports thereon appear in the Statement of Additional Information. Further financial data, related notes, and report of independent auditors for each Fund, with respect to Institutional Shares, accompany the Statement of Additional Information, available upon request. No financial information is provided for the Funds' Administrative Shares which had not been offered as of the date of the financial statements. The distribution and service fee paid by Administrative Shares will cause such shares to have a higher expense ratio, to pay lower dividends, and to have a lower total investment return than Institutional Shares.

                             FINANCIAL HIGHLIGHTS

        Contained below for each Fund is per share operating performance data for an Institutional Share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the relevant Fund's financial statements.




                                                                       DREYFUS CASH MANAGEMENT      INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------
                                                           FISCAL YEAR ENDED JANUARY 31,                          SIX MONTHS ENDED
              -------------------------------------------------------------------------------------------------------------------
                                                                                                                     July 31, 1996
              1987       1988       1989       1990       1991       1992       1993       1994       1995   1996     (Unaudited)
              ------     ------     ------     ------     ------     ------     ------     ------    ------  ------  -------------
PER SHARE DATA:
Net asset value,
beginning of
period        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00     $1.00   $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT
OPERATIONS:
Investment
income-net     .065       .066       .076       .091       .080       .058       .036       .031      .042    .059        .026
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTION:
Dividends from
investment
income-net    (.065)     (.066)     (.076)     (.091)     (.080)     (.058)     (.036)     (.031)    (.042)  (.059)      (.026)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of year
period        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       =====
TOTAL INVESTMENT
RETURN.        6.75%      6.77%      7.84%      9.44%      8.31%      5.96%      3.68%      3.15%      4.28%  6.03%       5.29%(1)
RATIOS/SUPPLEMENTAL
 DATA:
Ratio of
expenses to
average net
assets..        .20%       .20%       .20%      .20%        .20%       .20%       .20%       .20%       .20%   .20%        .20%(1)
Ratio of net
investment
income to
average
net assets..   6.44%      6.60%      7.42%      9.03%      7.99%      5.78%      3.60%      3.11%      4.08%  5.86%        5.23%(1)
Decrease
reflected
in above
expense
ratios due to
undertaking by
The Dreyfus
Corporation     .03%       .03%       .03%       .02%       .02%       .03%       .04%       .03%       --     --            --
Net Assets,
end of period
(000's
omitted).$1,849,044 $3,320,959 $2,245,703 $3,373,940 $5,041,688 $6,508,999.$5,475,181 $2,894,853 $1,817,166 $2,442,647 $2,215,074
(1)Annualized.


                                   Page 4


                                                       DREYFUS GOVERNMENT CASH MANAGEMENT      INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------
                                                           FISCAL YEAR ENDED JANUARY 31,                       SIX MONTHS ENDED
              -------------------------------------------------------------------------------------------------------------------
                                                                                                                     July 31, 1996
              1987       1988       1989       1990       1991       1992       1993       1994       1995   1996     (Unaudited)
              ------     ------     ------     ------     ------     ------     ------     ------    ------  ------  -------------
PER SHARE DATA:
Net asset value,
 beginning
of period     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT
OPERATIONS:
Investment
income-net     .065       .064       .074       .089       .079       .058       .037       .031       .041   .059        .026
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTIONS:
Dividends from
investment
income-net.   (.065)     (.064)     (.074)     (.089)     (.079)     (.058)     (.037)     (.031)     (.041) (.059)      (.026)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of period $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       =====
TOTAL INVESTMENT
RETURN         6.69%      6.63%      7.65%      9.25%      8.15%      5.97%      3.76%      3.12%      4.21%  6.01%       5.29%(1)
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
average net
assets..        .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%   .20%        .20%(1)
Ratio of net
investment
income to
average net
assets..       6.39%      6.48%      7.38%      8.84%      7.82%      5.67%      3.61%      3.08%      4.04%  5.83%       5.23%(1)
Decrease reflected
in above expense
ratios due to
undertaking by
The Dreyfus
Corporation     .05%       .04%      .04%        .05%       .04%       .04%       .05%       .03%.       --     --          --
Net Assets,
end of period
(000's
omitted)..$952,688 $1,325,992 $1,231,361 $1,590,159 $2,171,778 $4,750,205.$10,229,838 $4,515,946 $2,796,646 $4,777,903 $4,407,051
(1)Annualized.

                                               DREYFUS TREASURY PRIME CASH MANAGEMENT*  INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------
                                                            FISCAL YEAR ENDED FEBRUARY 28/29,                   SIX MONTHS ENDED
              ---------------------------------------------------------------------------------------------
                                                                                                                 August 31, 1996
                        1989(1)     1990       1991       1992       1993       1994       1995       1996          (Unaudited)
                        -------    -------    -------    -------    -------    -------    -------    -------      ---------------
PER SHARE DATA:
Net asset value,
beginning of period      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Investment Operations:
Investment income--net ....015       .083       .076       .055       .035       .030       .043       .055             .024
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Distributions:
Dividends from
investment income--net   (.015)     (.083)     (.076)     (.055)     (.035)     (.030)     (.043)     (.055)           (.024)
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Net asset value,
 end of period......     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                          =====      =====      =====      =====      =====      =====      =====      =====            =====
total investment
return............     8.44%(2)      8.67%      7.82%      5.67%      3.55%      3.02%      4.39%      5.65%            5.08%
ratios/supplemental data:
Ratio of expenses to
average net assets      .20%(2)       .20%       .20%       .20%       .20%       .20%       .20%       .20%             .20%
Ratio of net investment
income to average
net assets             8.42%(2)      8.20%      7.39%      5.35%      3.45%      2.99%      4.26%      5.53%            5.03%
Decrease reflected
in above expense
ratios due to an
undertaking by The
Dreyfus Corporation     .30%(2)       .10%      .05%        .05%       .04%       .02%        --         --               --
Net Assets, end
 of period
(000's omitted)       $122,032   $409,870 $1,915,877 $4,435,718 $5,001,499.$4,442,145 $3,342,392 $2,904,121       $3,037,059
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1).From December 27, 1988 (commencement of operations) to February 28, 1989.
(2).Annualized.

                                   Page 5


                                                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS*      INSTITUTIONAL SHARES
                                              ----------------------------------------------------------------------------------
                                                   FISCAL YEAR ENDED DECEMBER 31,    SIX MONTHS ENDED
                                              ----------------------------------------------------------
                                              1990(1)    1991       1992       1993       1994       1995         June 30, 1996
                                                                                                                   (Unaudited)
                                              -------    -------    -------    -------    -------    -------     ---------------
PER SHARE DATA:
  Net asset value, beginning of period......   $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                                               -----      -----      -----      -----      -----      -----            -----
  Investment Operations:
  Investment income-net..............           .013       .047       .031       .024       .027       .038             .017
                                               -----      -----      -----      -----      -----      -----            -----
  Distributions:
  Dividends from investment income-net........ (.013)     (.047)     (.031)     (.024)     (.027)     (.038)           (.017)
                                               -----      -----      -----      -----      -----      -----            -----
  Net asset value, end of period...............$1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                                               =====      =====      =====      =====      =====      =====            =====
TOTAL INVESTMENT RETURN.................     5.90%(2)      4.75%      3.16%      2.44%      2.76%      3.85%         3.39%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets..     .20%(2)       .20%       .20%       .20%      .20%        .20%         .20%(2)
Ratio of net investment income to
average net assets................  ....     6.55%(2)      4.54%      3.04%      2.40%      2.62%      3.78%        3.37%(2)
Decrease reflected in above
expense ratios due
to undertaking by The Dreyfus Corporation
(limited to the expense limitation
provision of the Management Agreement)....   2.30%(2)       .33%       .10%       .07%       --          --              --
Net Assets, end of period (000's omitted)..  $22,911   $151,085   $259,416   $364,584   $192,710   $194,088         $170,483
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1)    From October 15, 1990 (commencement of operations) to December 31, 1990.
(2)    Annualized.


                                         DREYFUS TAX EXEMPT CASH MANAGEMENT      INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------

                                                  FISCAL YEAR ENDED JANUARY 31,                                  SIX MONTHS ENDED
              ---------------------------------------------------------------------------------------------
              1987      1988       1989       1990       1991       1992        1993       1994      1995    1996  July 31, 1996
                                                                                                                      (Unaudited)
              -------   -------    -------    -------    -------    -------    -------   -------   ------- -------  --------------
PER SHARE DATA:
Net asset
value, beginning
of period     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT OPERATIONS:
Investment
income-net     .045       .044       .052       .062       .057       .042       .028       .023       .028   .037        .016
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTIONS:
Dividends from investment
income-net....(.045)    (.044)      (.052)     (.062)     (.057)     (.042)     (.028)     (.023)     (.028) (.037)      (.016)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of period $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       -----
TOTAL INVESTMENT
RETURN.        4.58%      4.52%      5.27%      6.35%      5.85%      4.25%      2.83%      2.29%      2.83%  3.72%     3.21%(1)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses
to average
net assets..    .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%   .20%      .20%(1)
Ratio of net
investment
income to
average net
assets..       4.38%      4.41%      5.20%      6.15%      5.70%      4.16%      2.77%      2.26%      2.73%  3.64%     3.19%(1)
Decrease reflected
in above expense
ratios due to
undertaking by
The Dreyfus
Corporation     .04%       .03%       .03%       .04%       .03%       .05%       .04%       .04%        --      --      --
Net Assets,
end of period
(000's
omitted)...$839,388 $1,029,739 $1,006,193 $1,147,753 $1,905,522 $1,668,671.$1,838,786 $1,739,787 $1,299,301 $1,366,497 $1,229,499
(1)Annualized.

                             YIELD INFORMATION
        From time to time, each Fund advertises the yield and effective yield of its Administrative Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Administrative Shares of the Fund refers to the income generated by an investment in Administrative Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Administrative Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A Fund's yield and effective yield for Administrative Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Funds."
        Yield information is useful in reviewing the performance of a Fund's Administrative Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
        As to Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, tax equivalent yield is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to a stated yield or effective yield calculated as described above.
        Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications.
                          DESCRIPTION OF THE FUNDS
GENERAL

        WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.

INVESTMENT OBJECTIVE

        The investment objective of each Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax. Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. There can be no assurance that a Fund's investment objective will be achieved. Each Fund pursues its investment objective in the manner described below. Securities in which a Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.

MANAGEMENT POLICIES
        Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.


        In accordance with Rule 2a-7, each Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by Fund's Board to present minimal credit risks and, in the case of Dreyfus Cash Management, Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. Moreover, Dreyfus Cash Management will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Board. The nationally recognized statistical rating organizations currently rating instruments of the type Dreyfus Cash Management,

Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P. ("Fitch"), IBCA Limited and IBCA Inc. and Thomson BankWatch,
Inc. and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance t hat a Fund will be able to maintain a stable net asset value of $1.00 per share.
DREYFUS CASH MANAGEMENT -- The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks or London branches of domestic banks, repurchase agreements, and high grade commercial paper and other short-term corporate obligations. During normal market conditions, the Fund will invest at least 25% of its assets in bank obligations. See "Investment Considerations and Risks" below and "Appendix_Certain Portfolio Securities."
DREYFUS GOVERNMENT CASH MANAGEMENT -- The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements in respect of these securities. See "Appendix--Certain Portfolio Securities." In addition, the
Fund is permitted to lend portfolio securities to the extent described under "Appendix--Investment Techniques_Lending Portfolio Securities."
DREYFUS TREASURY PRIME CASH MANAGEMENT -- The Fund invests only in securities issued and guaranteed as to principal and interest by the U.S. Government. These securities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. See "Appendix--Certain Portfolio Securities." The Fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the Federal government or any other type of money market instrument or security.
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS -- The Fund invests at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United
States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. Municipal Obligations bear fixed, floating or variable rates of interest. See "Appendix_Certain Portfolio Securities."
        From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on Municipal Obligations (including certain industrial development bonds) which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), issued after August 7, 1986, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. The Fund may invest without limitation in such Municipal Obligations if The Dreyfus Corporation determines that their purchase is consistent with the Fund's investment objective.
        From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable money market instruments ("Taxable Investments") of the quality described under "Appendix_Certain Portfolio Securities_Taxable Investments."
DREYFUS TAX EXEMPT CASH MANAGEMENT -- The Fund's management policies are identical to those of Dreyfus Municipal Cash Management Plus, except that the Fund will invest no more than 20% of the value of its net assets in Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax and, except for temporary defensive purposes, in other investments subject to Federal income tax.


INVESTMENT CONSIDERATIONS AND RISKS

GENERAL -- Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since each Fund usually will not pay brokerage commissions when it purchases short-term debt obligations, including U.S. Government securities. The value of the portfolio securities held by each Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

BANK SECURITIES (DREYFUS CASH MANAGEMENT) -- To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

        Since the Fund's portfolio may contain securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of United Kingdom withholding taxes on interest income payable on the securities, establishment of exchange controls, or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

INVESTING IN MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, each of these Funds may be subject to greater risk as compared to a fund that does not follow this practice.
          Certain municipal lease/purchase obligations in which each of these Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, The Dreyfus Corporation will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.
          Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in either of these Funds. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by these Funds so as to adversely affect Fund shareholders, each Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.
SIMULTANEOUS INVESTMENTS -- Investment decisions for each Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

                           MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER -- The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as each Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1996, The Dreyfus Corporation managed or administered approximately $81 billion in assets for more than 1.7 million investor accounts nationwide.
        The Dreyfus Corporation supervises and assists in the overall management of each Fund's affairs under a separate Management Agreement with each Fund, subject to the authority of the Fund's Board in accordance with Massachusetts law.

        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $220 billion in assets as of June 30, 1996, including approximately $83 billion in proprietary mutual fund assets. As of June 30, 1996, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $876 billion in assets, including approximately $57 billion in mutual fund assets.
        For each Fund's most recent fiscal year end, each Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of such Fund's average daily net assets.
        As to each Fund's Administrative Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i)the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .10 of 1% of the value of the Fund's average daily net assets attributable to Administrative Shares. No Fund will reimburse The Dreyfus Corporation for any amounts it may bear.

        In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, The Dreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of a Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for a Fund. See "Portfolio Transactions" in the Statement of Additional Information.

        The Dreyfus Corporation may pay the Funds' distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The Funds' distributor may use part or all of such payments to pay Service Agents in respect of these services.
DISTRIBUTOR -- The Funds' distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.

TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is each Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles, California 90017, is Sub-custodian (the "Sub-custodian") as to Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management.
                              HOW TO BUY SHARES
GENERAL

        The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Administrative Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
        The minimum initial investment to purchase Administrative Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund, Dreyfus Cash Management Plus, Inc., Dreyfus Institutional Short Term Treasury Fund, Dreyfus New York Municipal Cash Management, and Dreyfus Treasury Cash Management; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.
        Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases of Administrative Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.
        Administrative Shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their computer facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
        Administrative Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
          Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 5:00 p.m., New York time/2:00 p.m., California time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management only, the New York Stock Exchange or the Transfer Agent, is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.

        Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian or received in Federal Funds by 12:00 Noon, California time, by the Sub-custodian, will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian, or received in Federal Funds after 12:00 Noon, California time, by the Sub-custodian, will begin to accrue dividends on the following business day.

        A telephone order placed to Dreyfus Institutional Services Division in New York will become effective at the price determined at 5:00 p.m., New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 5:00 p.m., New York time, and Federal Funds are received by the Custodian by 6:00 p.m., New York time, on that day. A telephone order placed to Dreyfus Institutional Services Division in California will become effective at the price determined at 2:00 p.m., California time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, California time, and Federal Funds are received by the Sub-custodian by 4:00 p.m., California time, on that day.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 12:00 Noon, New York time, on each day the New York Stock Exchange is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian will begin to accrue dividends on the following business day.

          A telephone order placed to Dreyfus Institutional Services Division will become effective at the price determined at 12:00 Noon, New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, New York time, and Federal Funds are received by the Custodian by 4:00 p.m., New York time, on that day.

                             SHAREHOLDER SERVICES

FUND EXCHANGES -- An investor may purchase, in exchange for Administrative Shares of a Fund, Administrative Shares of another Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus New York Municipal Cash Management, or Dreyfus Treasury Cash Management, which have different investment objectives and management policies that may be of interest to investors. Upon an exchange into a new account the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone Exchange Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Computer Facilities and the dividend/capital gain distribution option selected by the investor.
        To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares_Procedures." Before any exchange into a fund offered by another prospectus, the investor must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling one of the telephone numbers listed under "General Information" in this Prospectus. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal fee in accordance with rules promulgated by the Securities and Exchange Commission. Each Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."
        An investor who wishes to redeem Administrative Shares and purchase shares of another class of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.
DREYFUS AUTO-EXCHANGE PRIVILEGE -- Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Administrative Shares of a Fund, in Administrative Shares of any other Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus New York Municipal Cash Management, or Dreyfus Treasury Cash Management, if the investor is a shareholder in such fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. Each Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information."
See "Dividends, Distributions and Taxes."

                             HOW TO REDEEM SHARES

GENERAL
        Investors may request redemption of Administrative Shares at any time and the shares will be redeemed at the next determined net asset value.

        None of the Funds impose charges when Administrative Shares are redeemed. Service Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the respective Fund's then-current net asset value.
        Each Fund ordinarily will make payment for all Administrative Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.
DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division in New York by 5:00 p.m., New York time, or in Los Angeles by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division in New York or Los Angeles, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division by 12:00 Noon, New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.
PROCEDURES
        Investors may redeem Administrative Shares by wire or telephone, or through compatible computer facilities as described below.
        If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Each Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
        During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Administrative Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE -- Investors may redeem Administrative Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Administrative Shares by telephone by calling one of the telephone numbers listed under "General Information." Each Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or a Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE COMPUTER FACILITIES -- Each Fund makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their computer facilities are compatible and to receive instructions for redeeming Administrative Shares in this manner.
                                  SERVICE PLAN

        Administrative Shares of each Fund are subject to a separate Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under each Service Plan, the Fund (a) reimburses the Distributor for distributing Administrative Shares and (b) pays The Dreyfus Corporation, Dreyfus Service Corporation, a wholly-owned subsidiary of The Dreyfus Corporation, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing Administrative Shares and for providing certain services relating to Administrative Shares shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .10 of 1% of the value of the Fund's average daily net assets attributable to Administrative Shares. Each of the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Administrative Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Each of the Distributor and Dreyfus determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. Generally, the Service Agent will provide holders of Administrative Shares a consolidated statement. The fee payable for Servicing is intended to be a "service fee" as defined under Rule 2830 of the NASD Conduct Rules. The fees payable under the Service Plan are payable without regard to actual expenses incurred.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

        Ordinarily, dividends are declared from net investment income on each day the New York Stock Exchange or the Transfer Agent, as to Dreyfus Cash Management, or the New York Stock Exchange only, as to Dreyfus Government Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management, is open for business. Administrative Shares begin earning income dividends on the day the purchase order is effective. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Administrative Shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all Administrative Shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional Administrative Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.
        Dividends paid by Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury Prime Cash Management derived from net investment income and dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management derived from Taxable Investments, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, are taxable as ordinary income, whether received in cash or reinvested in Administrative Shares, if the beneficial holder of shares is a citizen or resident of the United States. No dividend paid by a Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%.

          Except for dividends from Taxable Investments, it is anticipated that substantially all dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management will not be subject to Federal income tax. Dividends and distributions may be subject to state and local taxes. Although all or a substantial portion of the dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management may be excluded by the beneficial holders of Fund shares from their gross income for Federal income tax purposes, each of these Funds may purchase specified private activity bonds, the interest from which may be (i) a preference item for purposes of the alternative minimum tax, (ii) a component of the "adjusted current earnings" preference item for purposes of the corporate alternative minimum tax as well as a component in computing the corporate environmental tax or (iii) a factor in determining the extent to which the Social Security benefits of a beneficial holder of Fund shares are taxable. If either of these Funds purchases such securities, the portion of the Fund's dividends related thereto will not necessarily be tax exempt to a beneficial holder of Fund shares who is subject to the alternative minimum tax and/or tax on Social Security benefits and may cause a beneficial holder of Fund shares to be subject to such taxes.
        Dividends paid by Dreyfus Government Cash Management and Dreyfus Treasury Prime Cash Management derived from net investment income attributable to interest from direct obligations of the United States currently are not subject to state personal income tax. Dividends paid by these Funds may be subject to state and local corporate income and/or franchise taxes. In addition, in certain jurisdictions, Fund shareholders may be subject to state and local taxes with respect to ownership of Fund shares or distributions from the Fund. Each of these Funds intends to provide shareholders with a statement which sets forth the percentage of dividends paid by the Fund which are attributable to interest income from direct obligations of the United States.
                              Page 14

        Taxable dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S.
nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.

        Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year. For Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, these statements will set forth the dollar amount of income exempt from Federal tax and the dollar amount, if any, subject to Federal tax. These dollar amounts will vary depending on the size and length of time of the investor's investment in the Fund. If Dreyfus Municipal Cash Management Plus or Dreyfus Tax Exempt Cash Management pays dividends derived from taxable income, it intends to designate as taxable the same percentage of the day's dividend as the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.
        The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.

        Federal regulations generally require each Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of taxable dividends and distributions from net realized securities gains of the Fund paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

        Management believes that each Fund has qualified for its respective fiscal year as a "regulated investment company" under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

        Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
                            GENERAL INFORMATION

        Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Tax Exempt Cash Management were incorporated under Maryland law on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March, 1985. On May 22, 1987, each of these Funds was reorganized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Dreyfus Municipal Cash Management Plus and Dreyfus Treasury Prime Cash Management each were organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a separate Agreement and Declaration of Trust dated September 12, 1990, and February 16, 1987, and commenced operations on
October 15, 1990 and December 27, 1988, respectively. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, par value
$.001 per share. Each Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Holders of Administrative Shares, however, will be entitled to vote on matters submitted to shareholders pertaining to the Service Plan.
        Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of a Fund. However, each Fund's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, oblig-
                               Page 15
ation or instrument entered into or executed by the Fund or its Trustees. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund. As described under "Management of the Funds" in the Statement of Additional Information, ordinarily, none of the Funds will hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Board members.
        The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.

        Investor inquiries may be made by writing to a Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Administrative Shares should call toll free 1-800-554-4611.

        The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, each Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of a Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Funds do not expect that their respective shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

        Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in this Prospectus about another Fund. Each Fund's Board has considered this factor in approving the use of this combined Prospectus.
                                   Page 16

                                   APPENDIX
INVESTMENT TECHNIQUES
BORROWING MONEY -- Each Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser or cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.
LENDING PORTFOLIO SECURITIES (DREYFUS GOVERNMENT CASH MANAGEMENT) -- The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 20% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or U.S. Treasury securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

FORWARD COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase Municipal Obligations and other securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank. CERTAIN PORTFOLIO SECURITIES
U.S. TREASURY SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT) -- Each of these Funds may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.
U.S. GOVERNMENT SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
BANK OBLIGATIONS (DREYFUS CASH MANAGEMENT) -- The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, London branches of domestic banks and other banking institutions. With respect to such securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Funds -- Investment Considerations and Risks -- Bank Securities."

                                  Page 17

        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

COMMERCIAL PAPER (DREYFUS CASH MANAGEMENT) -- Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).
MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.
CERTAIN TAX EXEMPT OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.
TAX EXEMPT PARTICIPATION INTERESTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation.
These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated or has been given a rating below that which otherwise is permissible for purchase by the Fund, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under

                                  Page 18

the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. STAND-BY COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio.
Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. These Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and neither Fund intends to exercise its rights thereunder for trading purposes. These Funds may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.
TAXABLE INVESTMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- To the extent set forth in this Prospectus, each of these Funds may invest in Taxable Investments consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations and repurchase agreements in respect of any of the foregoing. See "Certain Portfolio Securities" above and "Investment Objective and Management Policies _ Portfolio Securities" in the Statement of Additional Information for more information on Taxable Investments. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax Exempt Cash Management, Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, neither of these Funds anticipate that more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

ILLIQUID SECURITIES -- Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, each Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of such Fund's net assets could be adversely affected.
        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN EACH FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF SUCH FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                   Page 19


COMBINED
PROSPECTUS
FOR
Dreyfus
Cash Management
Dreyfus Government
Cash Management
Dreyfus
Treasury Prime
Cash Management
Dreyfus
Municipal Cash Management Plus
Dreyfus
Tax Exempt
Cash Management
[ADMINISTRATIVE SHARES]

Copy Rights 1996 Dreyfus Service Corporation
                                          CMGT/p112096adm

Registration Mark

------------------------------------------------------------------------------
COMBINED PROSPECTUS                                          NOVEMBER 20, 1996
                            DREYFUS CASH MANAGEMENT
                      DREYFUS GOVERNMENT CASH MANAGEMENT
                    DREYFUS TREASURY PRIME CASH MANAGEMENT
                    DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                      DREYFUS TAX EXEMPT CASH MANAGEMENT
                               [INVESTOR SHARES]
------------------------------------------------------------------------------

        DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY PRIME CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS TAX EXEMPT CASH MANAGEMENT (EACH, A "FUND" AND COLLECTIVELY, THE "FUNDS") ARE OPEN-END, DIVERSIFIED, MANAGEMENT INVESTMENT COMPANIES, KNOWN AS MONEY MARKET MUTUAL FUNDS. EACH FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY AND, IN THE CASE OF DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL INCOME TAX.
        THE FUNDS ARE DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.
        BY THIS PROSPECTUS, EACH FUND IS OFFERING INVESTOR SHARES. INVESTOR SHARES BEAR CERTAIN COSTS PURSUANT TO A SERVICE PLAN ADOPTED IN ACCORDANCE WITH RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. INVESTORS CAN INVEST, REINVEST OR REDEEM INVESTOR SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY A FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUNDS PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.

        THE DREYFUS CORPORATION SERVES AS EACH FUND'S INVESTMENT ADVISER. AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE
U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

        EACH FUND IS A SEPARATE ENTITY WITH A SEPARATE PORTFOLIO. THE OPERATIONS AND RESULTS OF ONE FUND ARE UNRELATED TO THOSE OF EACH OTHER FUND. THIS COMBINED PROSPECTUS HAS BEEN PREPARED FOR INVESTORS' CONVENIENCE TO PROVIDE INVESTORS THE OPPORTUNITY TO CONSIDER FIVE INVESTMENT CHOICES IN ONE DOCUMENT.
        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT EACH FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

        A STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 20, 1996, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUNDS. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO A FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-554-4611. WHEN TELEPHONING, ASK FOR OPERATOR 144.

        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                          Page

Annual Fund Operating Expenses..................................            3
Condensed Financial Information.................................            4
Yield Information...............................................            7
Description of the Funds........................................            7
Management of the Funds.........................................            9
How to Buy Shares...............................................            10
Shareholder Services............................................            12
How to Redeem Shares............................................            12
Service Plan....................................................            13
Dividends, Distributions and Taxes..............................            14
General Information.............................................            15
Appendix........................................................            17

                       ANNUAL FUND OPERATING EXPENSES
                (as a percentage of average daily net assets)

                                                                                                            INVESTOR
                                                                                                             SHARES
    Management Fees............................................................                              .20%
    12b-1 Fees (distribution and servicing)....................................                              .25%
    Total Fund Operating Expenses..............................................                              .45%
EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                            INVESTOR
                                                                                                             SHARES
                                  1 YEAR.......................................                                $ 5
                                  3 YEARS......................................                                $14
                                  5 YEARS .....................................                                $25
                                  10 YEARS.....................................                                $57

------------------------------------------------------------------------------
        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
------------------------------------------------------------------------------

        The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by each Fund's Investor Shares, the payment of which will reduce investors' annual return. As to each Fund's Investor Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowing and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Investor Shares. Institutions and certain Service Agents (as defined below) effecting transactions in Investor Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Funds," "How to Buy Shares" and "Service Plan."

                       CONDENSED FINANCIAL INFORMATION

        The information in the following tables has been audited (except where noted) by Ernst & Young LLP, each Fund's independent auditors. Further financial data, related notes, report of independent auditors for each Fund accompany the Statement of Additional Information, available upon request.

                            FINANCIAL HIGHLIGHTS

        Contained below for each Fund is per share operating performance data for an Investor Share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the relevant Fund's financial statements.


                                                                                             DREYFUS CASH MANAGEMENT
                                                                            -----------------------------------------------------
                                                                                                                 SIX MONTHS ENDED
                                                                               FISCAL YEAR ENDED JANUARY 31,       JULY 31, 1996
                                                                            ---------------------------------
                                                                              1994(1)   1995      1996              (UNAUDITED)
                                                                              -----     -----     -----          ---------------

PER SHARE DATA:
  Net asset value, beginning of period.............................           $1.00     $1.00     $1.00               $1.00
                                                                              -----     -----     -----               -----
  INVESTMENT OPERATIONS:
  Investment income-net............................................            .002      .040      .056                .025
                                                                              -----     -----     -----               -----
  DISTRIBUTIONS:
  Dividends from investment income-net.............................           (.002)    (.040)    (.056)              (.025)
                                                                              -----     -----     -----               -----
  Net asset value, end of period...................................           $1.00     $1.00     $1.00               $1.00
                                                                              =====     =====     =====               =====
TOTAL INVESTMENT RETURN............................................         2.82%(2)     4.03%     5.76%            5.03%(2)
RATIOS / SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................          .45%(2)      .45%      .45%             .45%(2)
  Ratio of net investment income to average net assets.............         2.83%(2)     3.94%     5.54%            4.98%(2)
  Net Assets, end of period (000's omitted)........................         $52,272   $85,334  $430,302            $456,741
(1).From January 10, 1994 (commencement of initial offering of Investor Shares) to January 31, 1994.
(2).Annualized.


                                                                                        DREYFUS GOVERNMENT CASH MANAGEMENT
                                                                            -----------------------------------------------------
                                                                                                                  SIX MONTHS ENDED
                                                                              FISCAL YEAR ENDED JANUARY 31,        JULY 31, 1996
                                                                            ---------------------------------
                                                                              1994(1)   1995      1996              (UNAUDITED)
                                                                              -----     -----     -----          ----------------
PER SHARE DATA:
  Net asset value, beginning of period.............................           $1.00     $1.00     $1.00               $1.00
                                                                              -----     -----     -----               -----
  INVESTMENT OPERATIONS:
  Investment income-net............................................            .002      .039      .056                .025
                                                                              -----     -----     -----               -----
  DISTRIBUTIONS:
  Dividends from investment income-net.............................           (.002)    (.039)    (.056)              (.025)
                                                                              -----     -----     -----               -----
  Net asset value, end of period...................................           $1.00     $1.00     $1.00               $1.00
                                                                              =====     =====     =====               =====
TOTAL INVESTMENT RETURN............................................         2.82%(2)     3.95%     5.75%            5.03%(2)
RATIOS / SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................          .45%(2)      .45%      .45%             .45%(2)
  Ratio of net investment income to average net assets.............         2.83%(2)     4.22%     5.49%            5.01%(2)
  Net Assets, end of period (000's omitted)........................         $15,097   $39,704  $451,665            $527,852
(1) From January 10, 1994 (commencement of initial offering of Investor Shares) to January 31, 1994.
(2) Annualized.


                                                                                     DREYFUS TREASURY PRIME CASH MANAGEMENT*
                                                                            -----------------------------------------------------
                                                                                                                 SIX MONTHS ENDED
                                                                            FISCAL YEAR ENDED FEBRUARY 28/29,     AUGUST 31, 1996
                                                                            ---------------------------------
                                                                              1994(1)   1995      1996              (UNAUDITED)
                                                                              -----     -----     -----          ----------------
PER SHARE DATA:
  Net asset value, beginning of period.............................           $1.00     $1.00     $1.00               $1.00
                                                                              -----     -----     -----               -----
  Investment Operations:
  Investment income-net............................................            .004      .041      .053                .024
                                                                              -----     -----     -----               -----
  Distributions:
  Dividends from investment income-net.............................           (.004)    (.041)    (.053)              (.024)
                                                                              -----     -----     -----               -----
  Net asset value, end of period...................................           $1.00     $1.00     $1.00               $1.00
                                                                              =====     =====     =====               =====
TOTAL INVESTMENT RETURN............................................         2.77%(2)     4.13%     5.39%            4.82%(2)
RATIOS / SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................          .45%(2)      .45%      .45%             .45%(2)
  Ratio of net investment income to average net assets.............         2.78%(2)     4.26%     5.21%            4.78%(2)
  Net Assets, end of period (000's omitted)........................         $53,916  $122,524  $255,618            $375,292
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1) From January 10, 1994 (commencement of initial offering of Investor Shares) to February 28, 1994.
(2) Annualized.

                                   Page 5


                                                                                     DREYFUS MUNICIPAL CASH MANAGEMENT PLUS*
                                                                            -----------------------------------------------------
                                                                                                                     SIX MONTH
                                                                                                                    PERIOD ENDED
                                                                             FISCAL YEAR ENDED DECEMBER 31,        JUNE 30, 1996
                                                                            ---------------------------------
                                                                             1993(1)    1994      1995              (UNAUDITED)
                                                                              -----     -----     -----          ----------------
PER SHARE DATA:
  Net asset value, beginning of period.............................           $1.00     $1.00     $1.00               $1.00
                                                                              -----     -----     -----               -----
  INVESTMENT OPERATIONS:
  Investment income-net............................................            .005      .025      .035                .016
                                                                              -----     -----     -----               -----
  DISTRIBUTIONS:
  Dividends from investment income-net.............................           (.005)    (.025)    (.035)              (.016)
                                                                              -----     -----     -----               -----
  Net asset value, end of period...................................           $1.00     $1.00     $1.00               $1.00
                                                                              =====     =====     =====               =====
TOTAL INVESTMENT RETURN.......................................              2.12%(2)     2.51%     3.60%            3.15%(2)
RATIOS / SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets........................            .45%(2)      .45%      .45%             .45%(2)
  Ratio of net investment income to
  average net assets......................................                  2.14%(2)     2.43%     3.51%            3.15%(2)
  Net Assets, end of period (000's omitted)........................              $1    $1,410   $22,817             $76,504
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1).From September 30, 1993 (commencement of initial offering of Investor Shares) to December 31, 1993.I
(2) Annualized.


                                                                                        DREYFUS TAX EXEMPT CASH MANAGEMENT
                                                                            -----------------------------------------------------
                                                                                                                 SIX MONTHS ENDED
                                                                               FISCAL YEAR ENDED JANUARY 31,      JULY 31, 1996
                                                                            ---------------------------------
                                                                              1994(1)   1995      1996              (UNAUDITED)
                                                                              -----     -----     -----          ----------------
PER SHARE DATA:
  Net asset value, beginning of period.............................           $1.00     $1.00     $1.00               $1.00
                                                                              -----     -----     -----               -----
  INVESTMENT OPERATIONS:
  Investment income-net............................................            .001      .025      .034                .015
                                                                              -----     -----     -----               -----
  DISTRIBUTIONS:
  Dividends from investment income-net.............................           (.001)    (.025)    (.034)              (.015)
                                                                              -----     -----     -----               -----
  Net asset value, end of period...................................           $1.00     $1.00     $1.00               $1.00
                                                                              =====     =====     =====               =====
TOTAL INVESTMENT RETURN............................................         1.83%(2)     2.57%     3.46%            2.97%(2)
RATIOS / SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................          .45%(2)      .45%      .45%             .45%(2)
  Ratio of net investment income to average net assets.............         1.87%(2)     2.74%     3.39%            2.91%(2)
  Net Assets, end of period (000's omitted)........................              $1   $47,427   $79,813            $108,185
(1) From January 10, 1994 (commencement of initial offering of Investor Shares) to January 31, 1994.
(2) Annualized.

                                   Page 6

                              YIELD INFORMATION
        From time to time, each Fund advertises the yield and effective yield of its Investor Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Investor Shares of the Fund refers to the income generated by an investment in Investor Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Investor Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A Fund's yield and effective yield for Investor Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Funds."
        Yield information is useful in reviewing the performance of a Fund's Investor Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
        As to Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, tax equivalent yield is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to a stated yield or effective yield calculated as described above.
        Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications.
                          DESCRIPTION OF THE FUNDS
GENERAL

        WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.

INVESTMENT OBJECTIVE

        The investment objective of each Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax. Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. There can be no assurance that a Fund's investment objective will be achieved. Each Fund pursues its investment objective in the manner described below. Securities in which a Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.

MANAGEMENT POLICIES
        Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940
Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.

        In accordance with Rule 2a-7, each Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board to present minimal credit risks and, in the case of Dreyfus Cash Management, Dreyfus Municipal Cash
Management Plus, and Dreyfus Tax Exempt Cash Management, which are rated in on e of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. Moreover, Dreyfus Cash Management will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Board. The nationally recognized statistical rating organizations currently rating

                               Page 7

instruments of the type Dreyfus Cash Management, Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P. ("Fitch"), IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc. and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.

DREYFUS CASH MANAGEMENT -- The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks or London branches of domestic banks, repurchase agreements, and high grade commercial paper and other short-term corporate obligations. During normal market conditions, the Fund will invest at least 25% of its assets in bank obligations. See "Investment Considerations and Risks" below and "Appendix--Certain Portfolio Securities."
DREYFUS GOVERNMENT CASH MANAGEMENT -- The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements in respect of these securities. See "Appendix--Certain Portfolio Securities." In addition, the Fund is permitted to lend portfolio securities to the extent described under "Appendix--Investment Techniques_Lending Portfolio Securities."
DREYFUS TREASURY PRIME CASH MANAGEMENT -- The Fund invests only in securities issued and guaranteed as to principal and interest by the U.S. Government. These securities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. See "Appendix--Certain Portfolio Securities." The Fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the Federal government or any other type of money market instrument or security.
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS -- The Fund invests at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. Municipal Obligations bear fixed, floating or variable rates of interest. See "Appendix_Certain Portfolio Securities."

        From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on Municipal Obligations (including certain industrial development bonds) which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), issued after August 7, 1986, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. The Fund may invest without limitation in such Municipal Obligations if The Dreyfus Corporation determines that their purchase is consistent with the Fund's investment objective.

        From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable money market instruments ("Taxable Investments") of the quality described under "Appendix_Certain Portfolio Securities_Taxable Investments."

DREYFUS TAX EXEMPT CASH MANAGEMENT -- The Fund's management policies are identical to those of Dreyfus Municipal Cash Management Plus, except that the Fund will invest no more than 20% of the value of its net assets in Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax and, except for temporary defensive purposes, in other investments subject to Federal income tax.
INVESTMENT CONSIDERATIONS AND RISKS
GENERAL -- Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since each Fund usually will not pay brokerage commissions when it purchases short-term debt obligations, including U.S. Government securities. The value of the portfolio securities held by each Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security,
                             Page 8
if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

BANK SECURITIES (DREYFUS CASH MANAGEMENT) -- To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.


        Since the Fund's portfolio may contain securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of United Kingdom withholding taxes on interest income payable on the securities, establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

INVESTING IN MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, each of these Funds may be subject to greater risk as compared to a fund that does not follow this practice.

          Certain municipal lease/purchase obligations in which each of these Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, The Dreyfus Corporation will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

          Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in either of these Funds. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by these Funds so as to adversely affect Fund shareholders, each Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

SIMULTANEOUS INVESTMENTS -- Investment decisions for each Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

                          MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER -- The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as each Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1996, The Dreyfus Corporation managed or administered approximately $81 billion in assets for more than 1.7 million investor accounts nationwide.

        The Dreyfus Corporation supervises and assists in the overall management of each Fund's affairs under a separate Management Agreement with each Fund, subject to the authority of the Fund's Board in accordance with Massachusetts law.

        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $220 billion in assets as of June 30, 1996, including approximately $83 billion in proprietary mutual fund assets. As of June 30, 1996, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $876 billion in assets, including approximately $57 billion in mutual fund assets.
        For each Fund's most recent fiscal year end, each Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of such Fund's average daily net assets.

        As to each Fund's Investor Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund:
(i)the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Investor Shares. No Fund will reimburse The Dreyfus Corporation for any amounts it may bear.

        In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, The Dreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of a Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for a Fund. See "Portfolio Transactions" in the Statement of Additional Information.
        The Dreyfus Corporation may pay the Funds' distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The Funds' distributor may use part or all of such payments to pay Service Agents in respect of these services.

DISTRIBUTOR -- The Funds' distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.

TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is each Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles, California 90017, is Sub-custodian (the "Sub-custodian") as to Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management.

                            HOW TO BUY SHARES
GENERAL

        The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Investor Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
        The minimum initial investment to purchase Investor Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund, Dreyfus Cash Management Plus, Inc., Dreyfus Institutional Short Term Treasury Fund, Dreyfus New York Municipal Cash Management, and Dreyfus

Treasury Cash Management; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.
        Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases of Investor Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.
        Investor Shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their computer facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
        Investor Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
          Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 5:00 p.m., New York time/2:00 p.m., California time, on each day the New York Stock Exchange or the Transfer Agent is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.

        Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian or received in Federal Funds by 12:00 Noon, California time, by the Sub-custodian, will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian, or received in Federal Funds after 12:00 Noon, California time, by the Sub-custodian, will begin to accrue dividends on the following business day.

        A telephone order placed to Dreyfus Institutional Services Division in New York will become effective at the price determined at 5:00 p.m., New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 5:00 p.m., New York time, and Federal Funds are received by the Custodian by 6:00 p.m., New York time, on that day. A telephone order placed to Dreyfus Institutional Services Division in California will become effective at the price determined at 2:00 p.m., California time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, California time, and Federal Funds are received by the Sub-custodian by 4:00 p.m., California time, on that day.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 12:00 Noon, New York time, on each day the New York Stock Exchange is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian will begin to accrue dividends on the following business day.

          A telephone order placed to Dreyfus Institutional Services Division will become effective at the price determined at 12:00 Noon, New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, New York time, and Federal Funds are received by the Custodian by 4:00 p.m., New York time, on that day.

                            SHAREHOLDER SERVICES

FUND EXCHANGES -- An investor may purchase, in exchange for Investor Shares of a Fund, Investor Shares of another Fund or of Dreyfus Cash Management
Plus, Inc., Dreyfus Institutional Short Term Treasury Fund, Dreyfus New York Municipal Cash Management, or Dreyfus Treasury Cash Management, which have different investment objectives and management policies that may be of interest to investors. Upon an exchange into a new account the following shareholder services and privileges, as applicable and where available, will b e automatically carried over to the fund into which the exchange is made:
Telephone Exchange Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Computer Facilities and the dividend/capital gain distribution option selected by the investor.
        To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares_Procedures." Before any exchange into a fund offered by another prospectus, the investor must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling one of the telephone numbers listed under "General Information" in this Prospectus.
Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal fee in accordance with rules promulgated by the Securities and Exchange Commission. Each Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."
        An investor who wishes to redeem Investor Shares and purchase shares of another class of a fund identified above should contact Dreyfus
Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.
DREYFUS AUTO-EXCHANGE PRIVILEGE -- Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Investor Shares of a Fund, in Investor Shares of any other Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus Institutional
Short Term Treasury Fund, Dreyfus New York Municipal Cash Management, or
Dreyfus Treasury Cash Management, if the investor is a shareholder in such fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. Each Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information." See "Dividends, Distributions and Taxes."

                             HOW TO REDEEM SHARES

GENERAL
        Investors may request redemption of Investor Shares at any time and the shares will be redeemed at the next determined net asset value.

        None of the Funds impose charges when Investor Shares are redeemed. Service Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the respective Fund's then-current net asset value.
        Each Fund ordinarily will make payment for all Investor Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.
                                Page 12

DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division in New York by 5:00 p.m., New York time, or in Los Angeles by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division in New York or Los Angeles, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division by 12:00 Noon, New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.
PROCEDURES
        Investors may redeem Investor Shares by wire or telephone, or through compatible computer facilities as described below.
        If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Each Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
        During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Investor Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE -- Investors may redeem Investor Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Investor Shares by telephone by calling one of the telephone numbers listed under "General Information." Each Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or a Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE COMPUTER FACILITIES -- Each Fund makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their computer facilities are compatible and to receive instructions for redeeming Investor Shares in this manner.
                                SERVICE PLAN

        Investor Shares of each Fund are subject to a separate Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under each Service Plan, the Fund (a) reimburses the Distributor for distributing Investor Shares and
(b) pays The Dreyfus Corporation, Dreyfus Service Corporation, a wholly-owned subsidiary of The Dreyfus Corporation, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing Investor Shares and for providing certain services relating to Investor Shares shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Investor Shares. Each of the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Investor Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Each of the Distributor and Dreyfus determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. Generally, the Service Agent will provide holders of Investor Shares a consolidated statement and checkwriting privileges. The fee payable for

Servicing is intended to be a "service fee" as defined under Rule
2830 of the NASD Conduct Rules. The fees payable under the Service Plan are payable without regard to actual expenses incurred.

                     DIVIDENDS, DISTRIBUTIONS AND TAXES

        Ordinarily, dividends are declared from net investment income on each day the New York Stock Exchange or the Transfer Agent, as to Dreyfus Cash Management, or the New York Stock Exchange only, as to Dreyfus Government
Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal
Cash Management Plus, and Dreyfus Tax Exempt Cash Management, is open for business. Investor Shares begin earning income dividends on the day the purchase order is effective. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Investor Shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all Investor Shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No
Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional Investor Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.
        Dividends paid by Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management derived from net investment income and dividends paid by Dreyfus Municipal Cash Management
Plus and Dreyfus Tax Exempt Cash Management derived from Taxable Investments, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, are taxable as ordinary income, whether received in cash or reinvested in Investor Shares, if the beneficial holder of shares is a citizen or resident of the United States. No dividend paid by a Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%.
          Except for dividends from Taxable Investments, it is anticipated that substantially all dividends paid by Dreyfus Municipal Cash Management
Plus and Dreyfus Tax Exempt Cash Management will not be subject to Federal income tax. Dividends and distributions may be subject to state and local taxes. Although all or a substantial portion of the dividends paid by Dreyfus Municipal Cash Management Plus or Dreyfus Tax Exempt Cash Management may be excluded by the beneficial holders of Fund shares from their gross income for Federal income tax purposes, each of these Funds may purchase specified private activity bonds, the interest from which may be (i) a preference item for purposes of the alternative minimum tax, (ii) a component of the "adjusted current earnings" preference item for purposes of the corporate alternative minimum tax as well as a component in computing the corporate environmental tax or (iii) a factor in determining the extent to which the Social Security benefits of a beneficial holder of Fund shares are taxable.
If either of these Funds purchases such securities, the portion of the Fund's dividends related thereto will not necessarily be tax exempt to a beneficial holder of Fund shares who is subject to the alternative minimum tax and/or tax on Social Security benefits and may cause a beneficial holder of Fund shares to be subject to such taxes.
        Dividends paid by Dreyfus Government Cash Management and Dreyfus Treasury Prime Cash Management derived from net investment income attributable to interest from direct obligations of the United States currently are not subject to state personal income tax. Dividends paid by these Funds may be subject to state and local corporate income and/or franchise taxes. In addition, in certain jurisdictions, Fund shareholders may be subject to state and local taxes with respect to ownership of Fund shares or distributions from the Fund. Each of these Funds intends to provide shareholders with a statement which sets forth the percentage of dividends paid by the Fund which are attributable to interest income from direct obligations of the United States.

        Taxable dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.

        Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year. For Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, these statements will set forth the dollar amount of income exempt from Federal tax and the dollar amount, if any, subject to Federal tax. These dollar amounts will vary depending on the size and length of time of the investor's investment in the Fund. If Dreyfus Municipal Cash Management Plus or Dreyfus Tax Exempt Cash Management pays dividends derived from taxable income, it intends to designate as taxable the same percentage of the day's dividend as the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.
        The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.

        Federal regulations generally require each Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of taxable dividends and distributions from net realized securities gains of the Fund paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.
        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

        Management believes that each Fund has qualified for its respective fiscal year as a "regulated investment company" under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

        Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
                           GENERAL INFORMATION

        Dreyfus Cash Management, Dreyfus Government Cash Management, and
Dreyfus Tax Exempt Cash Management were incorporated under Maryland law on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March, 1985. On May 22, 1987, each of these Funds was reorganized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Dreyfus Municipal Cash Management Plus and Dreyfus Treasury Prime Cash Management each were organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a separate Agreement and Declaration of Trust dated September 12, 1990 and February 16, 1987, and commenced operations on October 15, 1990 and December 27, 1988, respectively. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Each Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Holders of Investor Shares, however, will be entitled to vote on matters submitted to shareholders pertaining to the Service Plan.
        Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of a Fund. However, each Fund's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder lia-bility for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund. As described under "Management of the Funds" in the Statement of Additional Information, ordinarily, none of the Funds will hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Board members.
        The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.

        Investor inquiries may be made by writing to a Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Investor Shares should call toll free 1-800-554-4611.

        The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, each Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of a Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Funds do not expect that their respective shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

        Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in this Prospectus about another Fund. Each Fund's Board has considered this factor in approving the use of this combined Prospectus.
                                   Page 16

                                   APPENDIX
INVESTMENT TECHNIQUES
BORROWING MONEY -- Each Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser or cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.
LENDING PORTFOLIO SECURITIES (DREYFUS GOVERNMENT CASH MANAGEMENT) -- The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 20% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or U.S. Treasury securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

FORWARD COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase Municipal Obligations and other securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.

CERTAIN PORTFOLIO SECURITIES
U.S. TREASURY SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT) -- Each of these
Funds may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.
U.S. GOVERNMENT SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
BANK OBLIGATIONS (DREYFUS CASH MANAGEMENT) -- The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, London branches of domestic banks and other banking institutions. With respect to such securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Funds -- Investment Considerations and Risks -- Bank Securities."

                              Page 17

        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

COMMERCIAL PAPER (DREYFUS CASH MANAGEMENT) -- Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).
MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.
CERTAIN TAX EXEMPT OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.
TAX EXEMPT PARTICIPATION INTERESTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation.
These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated or has been given a rating below that which otherwise is permissible for purchase by the Fund, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under

                            Page 18

the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. STAND-BY COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio.
Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. These Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and neither Fund intends to exercise its rights thereunder for trading purposes. These Funds may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.
TAXABLE INVESTMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- To the extent set forth in this Prospectus, each of these Funds may invest in Taxable Investments consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. See "Certain Portfolio Securities" above and "Investment Objective and Management Policies -- Portfolio Securities" in the Statement of Additional Information for more information on Taxable Investments. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax Exempt Cash
Management, Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, neither of these Funds anticipate that not than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

ILLIQUID SECURITIES -- Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, each Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of such Fund's net assets could be adversely affected.
        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN EACH FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF SUCH FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                   Page 19


COMBINED
PROSPECTUS
FOR
Dreyfus
Cash Management
Dreyfus Government
Cash Management
Dreyfus
Treasury Prime
Cash Management
Dreyfus
Municipal Cash Management Plus
Dreyfus
Tax Exempt
Cash Management
[INVESTOR SHARES]

Copy Rights 1996 Dreyfus Service Corporation
                                          CMGT/p112096inv

Registration Mark



------------------------------------------------------------------------------
COMBINED PROSPECTUS                                          NOVEMBER 20, 1996
                              DREYFUS CASH MANAGEMENT
                        DREYFUS GOVERNMENT CASH MANAGEMENT
                      DREYFUS TREASURY PRIME CASH MANAGEMENT
                      DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                        DREYFUS TAX EXEMPT CASH MANAGEMENT
                               [PARTICIPANT SHARES]
------------------------------------------------------------------------------

        DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY PRIME CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS TAX EXEMPT CASH MANAGEMENT (EACH, A "FUND" AND COLLECTIVELY, THE "FUNDS") ARE OPEN-END, DIVERSIFIED, MANAGEMENT INVESTMENT COMPANIES, KNOWN AS MONEY MARKET MUTUAL FUNDS. EACH FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY AND, IN THE CASE OF DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL INCOME TAX.
        THE FUNDS ARE DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.
        BY THIS PROSPECTUS, EACH FUND IS OFFERING PARTICIPANT SHARES. PARTICIPANT SHARES BEAR CERTAIN COSTS PURSUANT TO A SERVICE PLAN ADOPTED IN ACCORDANCE WITH RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. INVESTORS CAN INVEST, REINVEST OR REDEEM PARTICIPANT SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY A FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUNDS PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.

        THE DREYFUS CORPORATION SERVES AS EACH FUND'S INVESTMENT ADVISER. AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE
U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

        EACH FUND IS A SEPARATE ENTITY WITH A SEPARATE PORTFOLIO. THE OPERATIONS AND RESULTS OF ONE FUND ARE UNRELATED TO THOSE OF EACH OTHER FUND. THIS COMBINED PROSPECTUS HAS BEEN PREPARED FOR INVESTORS' CONVENIENCE TO PROVIDE INVESTORS THE OPPORTUNITY TO CONSIDER FIVE INVESTMENT CHOICES IN ONE DOCUMENT.

        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT EACH FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

        A STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 20, 1996, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING THE FUNDS. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO A FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-554-4611. WHEN TELEPHONING, ASK FOR OPERATOR 144.

        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                          Page

Annual Fund Operating Expenses..................................            3
Condensed Financial Information.................................            4
Yield Information...............................................            7
Description of the Funds........................................            7
Management of the Funds.........................................            9
How to Buy Shares...............................................            10
Shareholder Services............................................            12
How to Redeem Shares............................................            12
Service Plan....................................................            13
Dividends, Distributions and Taxes..............................            14
General Information.............................................            15
Appendix........................................................            17

                         ANNUAL FUND OPERATING EXPENSES
                  (as a percentage of average daily net assets)

                                                                                                              PARTICIPANT
                                                                                                              SHARES
    Management Fees............................................................                              .20%
    12b-1 Fees (distribution and servicing)....................................                              .40%
    Total Fund Operating Expenses..............................................                              .60%
EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                            PARTICIPANT
                                                                                                              SHARES
                                  1 YEAR.......................................                                $  6
                                  3 YEARS......................................                                $19
                                  5 YEARS .....................................                                $33
                                  10 YEARS.....................................                                $75

------------------------------------------------------------------------------
        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
------------------------------------------------------------------------------

          The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by each Fund's Participant Shares, the payment of which will reduce investors' annual return. As to each Fund's Participant Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowing and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .40 of 1% of the value of the Fund's average daily net assets attributable to Participant Shares. Institutions and certain Service Agents (as defined below) effecting transactions in Participant Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Funds," "How to Buy Shares" and "Service Plan."

                        CONDENSED FINANCIAL INFORMATION

          The information in the following tables pertains to the Funds' Institutional Shares, which are not offered pursuant to this Prospectus, and has been audited (except where noted) by Ernst & Young LLP, each Fund's independent auditors. Further financial data, related notes, and report of independent auditors for each Fund, with respect to Institutional Shares, accompany the Statement of Additional Information, available upon request. No financial information is provided for the Funds' Participant Shares which had not been offered as of the date of the financial statements. The distribution and service fee paid by Participant Shares will cause such shares to have a higher expense ratio, to pay lower dividends, and to have a lower total investment return, than Institutional Shares.

                               FINANCIAL HIGHLIGHTS

          Contained below for each Fund is per share operating performance data for an Institutional Share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived the relevant Fund's financial statements.


                                                                       DREYFUS CASH MANAGEMENT      INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------
                                                           FISCAL YEAR ENDED JANUARY 31,                          SIX MONTHS ENDED
              -------------------------------------------------------------------------------------------------------------------
                                                                                                                     July 31, 1996
              1987       1988       1989       1990       1991       1992       1993       1994       1995   1996     (Unaudited)
              ------     ------     ------     ------     ------     ------     ------     ------    ------  ------  -------------
PER SHARE DATA:
Net asset value,
beginning of
period        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00     $1.00   $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT
OPERATIONS:
Investment
income-net     .065       .066       .076       .091       .080       .058       .036       .031      .042    .059        .026
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTION:
Dividends from
investment
income-net    (.065)     (.066)     (.076)     (.091)     (.080)     (.058)     (.036)     (.031)    (.042)  (.059)      (.026)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of year
period        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       =====
TOTAL INVESTMENT
RETURN.        6.75%      6.77%      7.84%      9.44%      8.31%      5.96%      3.68%      3.15%      4.28%  6.03%       5.29%(1)
RATIOS/SUPPLEMENTAL
 DATA:
Ratio of
expenses to
average net
assets..        .20%       .20%       .20%      .20%        .20%       .20%       .20%       .20%       .20%   .20%        .20%(1)
Ratio of net
investment
income to
average
net assets..   6.44%      6.60%      7.42%      9.03%      7.99%      5.78%      3.60%      3.11%      4.08%  5.86%        5.23%(1)
Decrease
reflected
in above
expense
ratios due to
undertaking by
The Dreyfus
Corporation     .03%       .03%       .03%       .02%       .02%       .03%       .04%       .03%       --     --            --
Net Assets,
end of period
(000's
omitted).$1,849,044 $3,320,959 $2,245,703 $3,373,940 $5,041,688 $6,508,999.$5,475,181 $2,894,853 $1,817,166 $2,442,647 $2,215,074
(1)Annualized.


                                                       DREYFUS GOVERNMENT CASH MANAGEMENT      INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------
                                                           FISCAL YEAR ENDED JANUARY 31,                       SIX MONTHS ENDED
              -------------------------------------------------------------------------------------------------------------------
                                                                                                                     July 31, 1996
              1987       1988       1989       1990       1991       1992       1993       1994       1995   1996     (Unaudited)
              ------     ------     ------     ------     ------     ------     ------     ------    ------  ------  -------------
PER SHARE DATA:
Net asset value,
 beginning
of period     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT
OPERATIONS:
Investment
income-net     .065       .064       .074       .089       .079       .058       .037       .031       .041   .059.       .026
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTIONS:
Dividends from
investment
income-net.   (.065)     (.064)     (.074)     (.089)     (.079)     (.058)     (.037)     (.031)     (.041) (.059)      (.026)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of period $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       =====
TOTAL INVESTMENT
RETURN         6.69%      6.63%      7.65%      9.25%      8.15%      5.97%      3.76%      3.12%      4.21%  6.01%       5.29%(1)
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
average net
assets..        .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%   .20%        .20%(1)
Ratio of net
investment
income to
average net
assets..       6.39%      6.48%      7.38%      8.84%      7.82%      5.67%      3.61%      3.08%      4.04%  5.83%       5.23%(1)
Decrease reflected
in above expense
ratios due to
undertaking by
The Dreyfus
Corporation     .05%       .04%      .04%        .05%       .04%       .04%       .05%       .03%.       --     --          --
Net Assets,
end of period
(000's
omitted)..$952,688 $1,325,992 $1,231,361 $1,590,159 $2,171,778 $4,750,205.$10,229,838 $4,515,946 $2,796,646 $4,777,903 $4,407,051
(1)Annualized.


                                               DREYFUS TREASURY PRIME CASH MANAGEMENT*  INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------
                                                            FISCAL YEAR ENDED FEBRUARY 28/29,                   SIX MONTHS ENDED
              ---------------------------------------------------------------------------------------------
                                                                                                                 August 31, 1996
                        1989(1)     1990       1991       1992       1993       1994       1995       1996          (Unaudited)
                        -------    -------    -------    -------    -------    -------    -------    -------      ---------------
PER SHARE DATA:
Net asset value,
beginning of period      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Investment Operations:
Investment income--net ....015       .083       .076       .055       .035       .030       .043       .055             .024
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Distributions:
Dividends from
investment income--net   (.015)     (.083)     (.076)     (.055)     (.035)     (.030)     (.043)     (.055)           (.024)
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Net asset value,
 end of period......     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                          =====      =====      =====      =====      =====      =====      =====      =====            =====
total investment
return............     8.44%(2)      8.67%      7.82%      5.67%      3.55%      3.02%      4.39%      5.65%            5.08%
ratios/supplemental data:
Ratio of expenses to
average net assets      .20%(2)       .20%       .20%       .20%       .20%       .20%       .20%       .20%             .20%
Ratio of net investment
income to average
net assets             8.42%(2)      8.20%      7.39%      5.35%      3.45%      2.99%      4.26%      5.53%            5.03%
Decrease reflected
in above expense
ratios due to an
undertaking by The
Dreyfus Corporation     .30%(2)       .10%      .05%        .05%       .04%       .02%        --         --               --
Net Assets, end
 of period
(000's omitted)       $122,032   $409,870 $1,915,877 $4,435,718 $5,001,499.$4,442,145 $3,342,392 $2,904,121       $3,037,059
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1).From December 27, 1988 (commencement of operations) to February 28, 1989.
(2).Annualized.

                                   Page 5


                                                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS*      INSTITUTIONAL SHARES
                                              ----------------------------------------------------------------------------------
                                                   FISCAL YEAR ENDED DECEMBER 31,    SIX MONTHS ENDED
                                              ----------------------------------------------------------
                                              1990(1)    1991       1992       1993       1994       1995         June 30, 1996
                                                                                                                   (Unaudited)
                                              -------    -------    -------    -------    -------    -------     ---------------
PER SHARE DATA:
  Net asset value, beginning of period......   $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                                               -----      -----      -----      -----      -----      -----            -----
  Investment Operations:
  Investment income-net..............           .013       .047       .031       .024       .027       .038             .017
                                               -----      -----      -----      -----      -----      -----            -----
  Distributions:
  Dividends from investment income-net........ (.013)     (.047)     (.031)     (.024)     (.027)     (.038)           (.017)
                                               -----      -----      -----      -----      -----      -----            -----
  Net asset value, end of period...............$1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                                               =====      =====      =====      =====      =====      =====            =====
TOTAL INVESTMENT RETURN.................     5.90%(2)      4.75%      3.16%      2.44%      2.76%      3.85%         3.39%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets..     .20%(2)       .20%       .20%       .20%      .20%        .20%         .20%(2)
Ratio of net investment income to
average net assets................  ....     6.55%(2)      4.54%      3.04%      2.40%      2.62%      3.78%        3.37%(2)
Decrease reflected in above
expense ratios due
to undertaking by The Dreyfus Corporation
(limited to the expense limitation
provision of the Management Agreement)....   2.30%(2)       .33%       .10%       .07%       --          --              --
Net Assets, end of period (000's omitted)..  $22,911   $151,085   $259,416   $364,584   $192,710   $194,088         $170,483
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1)    From October 15, 1990 (commencement of operations) to December 31, 1990.
(2)    Annualized.


                                         DREYFUS TAX EXEMPT CASH MANAGEMENT      INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------

                                                  FISCAL YEAR ENDED JANUARY 31,                                  SIX MONTHS ENDED
              ---------------------------------------------------------------------------------------------
              1987      1988       1989       1990       1991       1992        1993       1994      1995    1996  July 31, 1996
                                                                                                                      (Unaudited)
              -------   -------    -------    -------    -------    -------    -------   -------   ------- -------  --------------
PER SHARE DATA:
Net asset
value, beginning
of period     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT OPERATIONS:
Investment
income-net     .045       .044       .052       .062       .057       .042       .028       .023       .028   .037        .016
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTIONS:
Dividends from investment
income-net....(.045)    (.044)      (.052)     (.062)     (.057)     (.042)     (.028)     (.023)     (.028) (.037)      (.016)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of period $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       -----
TOTAL INVESTMENT
RETURN.        4.58%      4.52%      5.27%      6.35%      5.85%      4.25%      2.83%      2.29%      2.83%  3.72%     3.21%(1)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses
to average
net assets..    .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%   .20%      .20%(1)
Ratio of net
investment
income to
average net
assets..       4.38%      4.41%      5.20%      6.15%      5.70%      4.16%      2.77%      2.26%      2.73%  3.64%     3.19%(1)
Decrease reflected
in above expense
ratios due to
undertaking by
The Dreyfus
Corporation     .04%       .03%       .03%       .04%       .03%       .05%       .04%       .04%        --      --      --
Net Assets,
end of period
(000's
omitted)...$839,388 $1,029,739 $1,006,193 $1,147,753 $1,905,522 $1,668,671.$1,838,786 $1,739,787 $1,299,301 $1,366,497 $1,229,499
(1)Annualized.

                                   Page 6

                               YIELD INFORMATION
          From time to time, each Fund advertises the yield and effective yield of its Participant Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Participant Shares of the Fund refers to the income generated by an investment in Participant Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Participant Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A Fund's yield and effective yield for Participant Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Funds."
          Yield information is useful in reviewing the performance of a Fund's Participant Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
          As to Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, tax equivalent yield is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to a stated yield or effective yield calculated as described above.
          Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications.
                          DESCRIPTION OF THE FUNDS
GENERAL

          WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES OF A FUND AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law. INVESTMENT OBJECTIVE
          The investment objective of each Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax. Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. There can be no assurance that a Fund's investment objective will be achieved. Each Fund pursues its investment objective in the manner described below. Securities in which a Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.

MANAGEMENT POLICIES
          Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.

          In accordance with Rule 2a-7, each Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board to present minimal credit risks and, in the case of Dreyfus Cash Management, Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. Moreover, Dreyfus Cash Management will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Board. The nationally recognized statistical rating organizations currently rating

                                    Page 7

instruments of the type Dreyfus Cash Management, Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P. ("Fitch"), IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc. and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.
DREYFUS CASH MANAGEMENT -- The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks or London branches of domestic banks, repurchase agreements, and high grade commercial paper and other short-term corporate obligations. During normal market conditions, the Fund will invest at least 25% of its assets in bank obligations. See "Investment Considerations and Risks" below and "Appendix _ Certain Portfolio Securities."
DREYFUS GOVERNMENT CASH MANAGEMENT -- The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements in respect of these securities. See "Appendix--Certain Portfolio Securities." In addition, the
Fund is permitted to lend portfolio securities to the extent described under "Appendix--Investment Techniques_Lending Portfolio Securities."
DREYFUS TREASURY PRIME CASH MANAGEMENT -- The Fund invests only in securities issued and guaranteed as to principal and interest by the U.S. Government.
These securities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. See "Appendix -- Certain Portfolio Securities." The Fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the Federal government or any other type of money market instrument or security.
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS -- The Fund invests at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United
States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. Municipal Obligations bear fixed, floating or variable rates of interest. See "Appendix _ Certain Portfolio Securities."
        From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on Municipal Obligations (including certain industrial development bonds) which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), issued after August 7, 1986, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. The Fund may invest without limitation in such Municipal Obligations if The Dreyfus Corporation determines that their purchase is consistent with the Fund's investment objective.
        From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable money market instruments ("Taxable Investments") of the quality described under "Appendix_Certain Portfolio Securities_Taxable Investments."
DREYFUS TAX EXEMPT CASH MANAGEMENT -- The Fund's management policies are identical to those of Dreyfus Municipal Cash Management Plus, except that the Fund will invest no more than 20% of the value of its net assets in Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax and, except for temporary defensive purposes, in other investments subject to Federal income tax.

INVESTMENT CONSIDERATIONS AND RISKS

GENERAL -- Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since each Fund usually will not pay brokerage commissions when it purchases short-term debt obligations, including U.S. Government Securities. The value of the portfolio securities held by each Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased,
                               Page 8
such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

BANK SECURITIES (DREYFUS CASH MANAGEMENT) -- To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

        Since the Fund's portfolio may contain securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of United Kingdom withholding taxes on interest income payable on the securities, establishment of exchange controls, or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.
INVESTING IN MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, each of these Funds may be subject to greater risk as compared to a fund that does not follow this practice.

          Certain municipal lease/purchase obligations in which each of these Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, The Dreyfus Corporation will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

          Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in either of these Funds. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by these Funds so as to adversely affect Fund shareholders, each Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.
SIMULTANEOUS INVESTMENTS -- Investment decisions for each Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

                          MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER -- The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as each Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1996, The Dreyfus Corporation managed or administered approximately $81 billion in assets for more than 1.7 million investor accounts nationwide.

        The Dreyfus Corporation supervises and assists in the overall management of each Fund's affairs under a separate Management Agreement with each Fund, subject to the authority of the Fund's Board in accordance with Massachusetts law.

        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $220 billion in assets as of June 30, 1996, including approximately $83 billion in proprietary mutual fund assets. As of June 30, 1996, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $876 billion in assets, including approximately $57 billion in mutual fund assets.
        For each Fund's most recent fiscal year end, each Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of such Fund's average daily net assets.

        As to each Fund's Participant Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund:
(i)the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .40 of 1% of the value of the Fund's average daily net assets attributable to Participant Shares. No Fund will reimburse The Dreyfus Corporation for any amounts it may bear.

        In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, The Dreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of a Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for a Fund. See "Portfolio Transactions" in the Statement of Additional Information.
        The Dreyfus Corporation may pay the Funds' distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The Funds' distributor may use part or all of such payments to pay Service Agents in respect of these services.

DISTRIBUTOR -- The Funds' distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc. TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is each Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles California 90017, is Sub-custodian (the "Sub-custodian") as to Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management.

                               HOW TO BUY SHARES

GENERAL

        The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Participant Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
        The minimum initial investment to purchase Participant Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund, Dreyfus Cash Management Plus, Inc., Dreyfus Institutional Short Term Treasury Fund, Dreyfus New York Municipal Cash Management, and Dreyfus

Treasury Cash Management; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.
        Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases of Participant Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.
        Participant Shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their computer facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
        Participant Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
          Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 5:00 p.m., New York time/2:00 p.m., California time, on each day the New York Stock Exchange or the Transfer Agent is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.

        Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian or received in Federal Funds by 12:00 Noon, California time, by the Sub-custodian, will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian, or received in Federal Funds after 12:00 Noon, California time, by the Sub-custodian, will begin to accrue dividends on the following business day.

        A telephone order placed to Dreyfus Institutional Services Division in New York will become effective at the price determined at 5:00 p.m., New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 5:00 p.m., New York time, and Federal Funds are received by the Custodian by 6:00 p.m., New York time, on that day. A telephone order placed to Dreyfus Institutional Services Division in California will become effective at the price determined at 2:00 p.m., California time, and the shares purchased will receive the dividend declared on that day if such order is placed by 12:00 Noon, California time, and Federal Funds are received by the Sub-custodian by 4:00 p.m., California time, on that day.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 12:00 Noon, New York time, on each day the New York Stock Exchange is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian will begin to accrue dividends on the following business day.

          A telephone order placed to Dreyfus Institutional Services Division will become effective at the price determined at 12:00 Noon, New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, New York time, and Federal Funds are received by the Custodian by 4:00 p.m., New York time, on that day.

                            SHAREHOLDER SERVICES

FUND EXCHANGES -- An investor may purchase, in exchange for Participant Shares of a Fund, Participant Shares of another Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus New York Municipal Cash Management, or Dreyfus Treasury Cash Management, which have different investment objectives and management policies that may be of interest to investors. Upon an exchange into a new account the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone Exchange Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Computer Facilities and the dividend/capital gain distribution option selected by the investor.
        To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares_Procedures." Before any exchange into a fund offered by another prospectus, the investor must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling one of the telephone numbers listed under "General Information" in this Prospectus. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal fee in accordance with rules promulgated by the Securities and Exchange Commission. Each Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."
        An investor who wishes to redeem Participant Shares and purchase shares of another class of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.
DREYFUS AUTO-EXCHANGE PRIVILEGE -- Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Participant Shares of a Fund, in Participant Shares of any other Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus New York Municipal Cash Management, or Dreyfus Treasury Cash Management, if the investor is a shareholder in such fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. Each Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information." See "Dividends, Distributions and Taxes."

                            HOW TO REDEEM SHARES

GENERAL
        Investors may request redemption of Participant Shares at any time and the shares will be redeemed at the next determined net asset value.

        None of these Funds impose charges when Participant Shares are redeemed. Service Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the respective Fund's then-current net asset value.
        Each Fund ordinarily will make payment for all Participant Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.

DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division in New York by 5:00 p.m., New York time, or in Los Angeles by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day in New York or Los Angeles, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division by 12:00 Noon, New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

PROCEDURES
        Investors may redeem Participant Shares by wire or telephone, or through compatible computer facilities as described below.
        If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Each Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
        During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Participant Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE -- Investors may redeem Participant Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Participant Shares by telephone by calling one of the telephone numbers listed under "General Information." Each Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or a Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE COMPUTER FACILITIES -- Each Fund makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their computer facilities are compatible and to receive instructions for redeeming Participant Shares in this manner.
                                 SERVICE PLAN

        Participant Shares of each Fund are subject to a separate Service
Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under each Service Plan, the Fund (a) reimburses the Distributor for distributing Participant Shares and (b) pays The Dreyfus Corporation, Dreyfus Service Corporation, a wholly-owned subsidiary of The Dreyfus Corporation, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing Participant Shares and for providing certain services relating to Participant Shares shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .40 of 1% of the value of the Fund's average daily net assets attributable to Participant Shares. Each of the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Each of the Distributor and Dreyfus determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. Generally, the Service Agent will provide holders of Participant Shares a consolidated statement, checkwriting privileges, automated teller machine access, and bill paying services. The fee payable for Servicing is intended to be a "service fee" as defined under Rule 2830 of the NASD Conduct Rules. The fees payable under the Service Plan are payable without regard to actual expenses incurred.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

        Ordinarily, dividends are declared from net investment income on each day the New York Stock Exchange or the Transfer Agent as to Dreyfus Cash Management, or the New York Stock Exchange only, as to Dreyfus Government
Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal
Cash Management Plus, and Dreyfus Tax Exempt Cash Management, is open for business. Participant Shares begin earning income dividends on the day the purchase order is effective. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Participant Shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all Participant Shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional Participant Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.

        Dividends paid by Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management derived from net investment income and dividends paid by Dreyfus Municipal Cash Management
Plus and Dreyfus Tax Exempt Cash Management derived from Taxable Investments, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, are taxable as ordinary income, whether received in cash or reinvested in Participant Shares, if the beneficial holder of shares is a citizen or resident of the United States. No dividend paid by a Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%.
     Except for dividends from Taxable Investments, it is anticipated that substantially all dividends paid by Dreyfus Municipal Cash Management
Plus and Dreyfus Tax Exempt Cash Management will not be subject to Federal income tax. Dividends and distributions may be subject to state and local taxes. Although all or a substantial portion of the dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management may be excluded by the beneficial holders of Fund shares from their gross income for Federal income tax purposes, each of these Funds may purchase specified private activity bonds, the interest from which may be (i) a preference item for purposes of the alternative minimum tax, (ii) a component of the "adjusted current earnings" preference item for purposes of the corporate alternative minimum tax as well as a component in computing the corporate environmental tax or (iii) a factor in determining the extent to which the Social Security benefits of a beneficial holder of Fund shares are taxable.
If either of these Funds purchases such securities, the portion of the Fund's dividends related thereto will not necessarily be tax exempt to a beneficial holder of Fund shares who is subject to the alternative minimum tax and/or tax on Social Security benefits and may cause a beneficial holder of Fund shares to be subject to such taxes.
        Dividends paid by Dreyfus Government Cash Management and Dreyfus Treasury Prime Cash Management derived from net investment income attributable to interest from direct obligations of the United States currently are not subject to state personal income tax. Dividends paid by these Funds may be subject to state and local corporate income and/or franchise taxes. In addition, in certain jurisdictions, Fund shareholders may be subject to state and local taxes with respect to ownership of Fund shares or distributions from the Fund. Each of these Funds intends to provide shareholders with a statement which sets forth the percentage of dividends paid by the Fund which are attributable to interest income from direct obligations of the United States.
        Taxable dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.

        Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year. For Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, these statements will set forth the dollar amount of income exempt from Federal tax and the dollar amount, if any, subject to Federal tax. These dollar amounts will vary depending on the size and length of time of the investor's investment in the Fund. If Dreyfus Municipal Cash Management Plus or Dreyfus Tax Exempt Cash Management pays dividends derived from taxable income earned on the day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.
        The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.

        Federal regulations generally require each Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of taxable dividends and distributions from net realized securities gains of the Fund paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

        Management believes that each Fund has qualified for its respective fiscal year as a "regulated investment company" under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

        Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
                            GENERAL INFORMATION

        Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Tax Exempt Cash Management were incorporated under Maryland law on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March, 1985. On May 22, 1987, each of these Funds was reorganized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Dreyfus Municipal Cash Management Plus and Dreyfus Treasury Prime Cash Management each were organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a separate Agreement and Declaration of Trust dated September 12, 1990 and February 16, 1987, and commenced operations on
October 15, 1990 and December 27, 1988, respectively. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, par value
$.001 per share. Each Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Holders of Participant Shares, however, will be entitled to vote on matters submitted to shareholders pertaining to the Service Plan.
                                  Page 15


        Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of a Fund. However, each Fund's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund. As described under "Management of the Funds" in the Statement of Additional Information, ordinarily, none of the Funds will not hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Board members.
    The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.

        Investor inquiries may be made by writing to a Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Participant Shares should call toll free 1-800-554-4611.

        The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, each Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of a Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Funds do not expect that their respective shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

        Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in this Prospectus about another Fund. Each Fund's Board has considered this factor in approving the use of this combined Prospectus.
                                   Page 16

                                   APPENDIX
INVESTMENT TECHNIQUES
BORROWING MONEY -- Each Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser or cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a value of a Fund's total assets, the Fund will not make any additional investments.
LENDING PORTFOLIO SECURITIES (DREYFUS GOVERNMENT CASH MANAGEMENT) -- The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 20% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or U.S. Treasury securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

FORWARD COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase Municipal Obligations and other securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank. CERTAIN PORTFOLIO SECURITIES
U.S. TREASURY SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT) -- Each of these
Funds may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.
U.S. GOVERNMENT SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. BANK OBLIGATIONS (DREYFUS CASH MANAGEMENT) -- The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, London branches of domestic banks and other banking institutions. With respect to such securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Funds -- Investment Considerations and Risks -- Bank Securities."
                                 Page 17

        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

COMMERCIAL PAPER (DREYFUS CASH MANAGEMENT) -- Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).
MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.
CERTAIN TAX EXEMPT OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

TAX EXEMPT PARTICIPATION INTERESTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated or has been given a rating below that which otherwise is permissible for purchase by the Fund, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under

                            Page 18

the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.
STAND-BY COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. These Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and neither Fund intends to exercise its rights thereunder for trading purposes. These Funds may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.
TAXABLE INVESTMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- To the extent set forth in this Prospectus, each of these Funds may invest in Taxable Investments consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. See "Certain Portfolio Securities" above and "Investment Objective and Management Policies -- Portfolio Securities" in the Statement of Additional Information for more information on Taxable Investments. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax
Exempt Cash Management, Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, neither of these Funds anticipate that more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

ILLIQUID SECURITIES -- Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, each Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of such Fund's net assets could be adversely affected.
        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN EACH FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF SUCH FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.


COMBINED
PROSPECTUS
FOR
Dreyfus
Cash Management
Dreyfus Government
Cash Management
Dreyfus
Treasury Prime
Cash Management
Dreyfus
Municipal Cash Management Plus
Dreyfus
Tax Exempt
Cash Management
[PARTICIPANT SHARES]

Copy Rights 1996 Dreyfus Service Corporation
                                          CMGT/p112096par

Registration Mark